[PERFORMANCE FUNDS LOGO]

July 1, 2001

Dear Shareholder:

We are pleased to present you the Performance Funds Trust's ninth annual report for the fiscal year ended May 31, 2001. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund, (individually a "Fund", collectively the "Funds"). All of the Funds are managed by Trustmark Financial Services, Inc, a wholly-owned subsidiary of Trustmark National Bank.

ECONOMIC REVIEW

May 31, 2001 marked the end of the Funds' fiscal year and what a year it has been! This has been one of the longest, strongest, and least inflationary economic expansions in history. Not only that, it has taken us to full employment as the United States (U.S.) unemployment rate fell to 3.9%, its lowest level since December 1969. The economic expansion even put the federal government budget into surplus. The 12-month total U.S. federal budget surplus reached a record high at $255.3 billion. But as Technology and the Internet brought us to a "new economy" and helped productivity, the apparent success bred overconfidence and "irrational exuberance." The long bull rally in the stock market came to an end as the bubble peaked in March 2000. Stock prices then retreated and business productivity slowed. So, after roughly ten years of economic expansion and unprecedented valuation levels, talks of recession are now the norm. Although it is still too early to determine whether the economic slowdown will yield a soft or hard landing, one thing is certain, corporate profits have felt the brunt of it.

Consumer spending makes up about two-thirds of the U.S. economy, so what is the average consumer doing with his money? Spending every bit of it. The savings rate, as defined by the Commerce Department, is now negative, and household debt relative to Gross Domestic Product1 (GDP) is soaring to record levels. Of course, the recent slowdown in GDP does not help this percentage.

The Federal Reserve (the "Fed") has been busy the past year as Alan Greenspan continued to aggressively lower interest rates in 2001. The Fed Funds target rate has been moved from 4.75% in 1999 to 6.50% in 2000, and now back down to 4.00% in mid-2001. The Fed cut rates by 2.50% because it believed the downside economic risk had outweighed the inflation risk. Inflation (as measured by the Consumer Price Index2) has remained relatively tame, between about 3% and 4%, which is viewed as positive given that in early 2001 crude oil prices had reached 10-year highs.

Finally, George W. Bush took office as President after 36 days of historic political turmoil caused by vote recounts in Florida. Although political considerations are generally only a small part of the market equation, they can be influential. Historically, the U.S. stock market does surprisingly better than average when the Congress and White House are controlled by different parties. Apparently, gridlock keeps the government from doing anything drastic to hurt the markets. Probably the biggest impact will be the tax cuts President Bush is implementing. In fact, the tax cut may be critical in being able to anticipate an improving economy.

On the following pages you will find a detailed discussion of each Fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
---------------

Trustmark Financial Services, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

(1) The Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States.

(2) The Consumer Price Index is a measure of the average change in prices, over time, of a fixed market basket of goods.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE YEAR ENDED MAY 31, 2001. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

The Money Market Fund (the "Fund") provided shareholders with a return of 5.92%(1) for Institutional Class Shares and 5.66%(1) for Class A Shares for the year ended May 31, 2001. This past year was a very interesting one for the Fund. During the last half of the year 2000, the Federal Reserve (the "Fed") had finished an aggressive tightening cycle, which pegged the Fed Funds rate at 6.50%. This meant that for the first six months of the fiscal year, the Fund enjoyed investing in securities that were yielding very attractive cash yields for the shareholders. This was evident in the fact that the Fund achieved a 7-day yield high of 6.29%(1) (Institutional Class Shares) on November 30, 2000. Things began to change with the coming of the year 2001. The economy began to slow during the last months of 2000 and the beginning of 2001, which led the Fed to quickly reverse its tightening bias to one of lowering interest rates aggressively. This had an immediate impact on the Fund. As the Fed lowered rates, the investment yields on securities that the Fund invested in also moved lower. By the end of fiscal year 2001, the Fed had lowered the target Funds rate by 2.50% which caused the Fund to reach a 7-day yield low of 4.04%(1) (Institutional Class Shares) on May 31, 2001. Going forward, we expect the Fed to continue to have an easing bias towards the economy until they are satisfied that it is back on a solid growth path again. The Fund will continue to work towards finding the best possible investments for the shareholders during the coming fiscal year.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements(2). The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns and yields set forth reflect the voluntary reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns and yields for the periods would have been lower. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

The Short Term Government Income Fund (the "Fund") provided shareholders with a return of 9.46% for Institutional Class Shares, 9.19% for Class A Shares(1) (excluding sales charge) and 5.90% for Class A Shares1 (including sales charge) for the year ended May 31, 2001. The net asset value for the Fund's Institutional Class Shares closed the fiscal year at $10.02 from a beginning price of $9.66 to start the year. This could mean only one thing; short-term bonds had a very good year. As the economy began to slow in late 2000 and early 2001, short-term bonds began to rally as traders looked for a safe haven from a falling stock market and general pessimism in economic conditions. The Fund was well placed for this move as we had a good mix of high quality securities, which performed well as the market rallied. Also the Federal Reserve (the "Fed") began to ease interest rates at the beginning of 2001, which has a more direct effect on short-term bond prices, which helped move the short-term bond market higher. To give an example of how far short-term bonds moved during this period, the yield on the two-year Treasury note went from 6.50% in June 2000 to 4.18% on May 31, 2001. It will probably be more difficult in the coming year to achieve returns similar to this past year since we believe the Fed is near the end of its easing cycle and the rally in short-term bonds could be near an end. Even with this being so, fiscal year 2001 was a good year for shareholders of the Fund.

The Fund will continue to try and capture the incremental yield available in the short end of the United States (U.S.) fixed income securities markets for the benefit of our shareholders. We will continue with our strategy of buying high quality securities from the U. S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market(2).

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                     THE SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2001)

                                                            INSTITUTIONAL CLASS    LEHMAN BROTHERS 1-3 YR   MERRILL LYNCH 1-3 YR.
                                       CLASS A SHARES*             SHARES             GOV'T./CORP.(1)          GOV'T./CORP.(2)
                                       ---------------      -------------------    ----------------------   ---------------------
6/92                                         9700                  10000                    10000                   10000
11/92                                       10016                  10326                    10322                   10332
5/93                                        10346                  10673                    10684                   10708
11/93                                       10542                  10889                    10938                   10970
5/94                                        10474                  10832                    10900                   10936
11/94                                       10548                  10923                    11016                   11058
5/95                                        11113                  11522                    11701                   11762
11/95                                       11474                  11912                    12141                   12212
5/96                                        11600                  12057                    12319                   12390
11/96                                       12042                  12532                    12854                   12930
5/97                                        12232                  12745                    13136                   13218
11/97                                       12653                  13199                    13620                   13704
5/98                                        13025                  13604                    14050                   14148
11/98                                       13448                  14063                    14612                   14707
5/99                                        13586                  14225                    14792                   14912
11/99                                       13805                  14473                    15089                   15217
5/00                                        14086                  14787                    15388                   15523
11/00                                       14699                  15449                    16219                   16278
5/01                                        15381                  16186                    17060                   17107

-------------------------------------------------------------
                       CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS(3)
-------------------------------------------------------------
                                                   INCEPTION
                            1 YEAR      5 YEAR     (6/1/92)
-------------------------------------------------------------
 Without Sales Charge        9.19%       5.80%       5.26%
-------------------------------------------------------------
 With Sales Charge*          5.90%       5.17%       4.90%
-------------------------------------------------------------

                     * Reflects the maximum sales charge of 3.00%.

--------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------
                                               INCEPTION
       1 YEAR               5 YEAR              (6/1/92)
--------------------------------------------------------------
        9.46%                6.07%                5.50%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Lehman Brothers 1-3 Year Government/Corporate Index (the "Index"). The Index is unmanaged and is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-3 years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch 1-3 Government/Corporate Index (the "Index") is an unmanaged market value-weighted index that tracks the total return performance of publicly placed, nonconvertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index although they can invest in the underlying securities.

(3) The total returns for Class A Shares reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

I am pleased to report that the Intermediate Term Government Income Fund (the "Fund"), Institutional Class Shares, provided a total return of 12.79%(1) for the year ended May 31, 2001. The returns of the bond market over the last year have been exemplary, especially when compared to other financial asset classes over the same period. Those shareholders who were with us at May 31, 2000, were offered some positive expectations in the bond market (please refer to the May 31, 2000 Annual Report). Although we can never be assured of the year-to-year returns of bonds, we were able to enjoy the outcome of our expectations, at least for this reporting period. Bond returns, boosted by rising prices, have been favorable for numerous reasons, three of which seem prominent.

First of all, the economy has slowed from the runaway pace experienced in 2000. This has lowered the demand for credit, and calmed inflation fears. The Federal Reserve (the "Fed"), in turn, lowered the target Fed Funds rate from 6.50% to 4.00%, and we believe they will lower rates again soon. Bond investors reacted to this fundamental economic change, and shifted their investment expectations to lower bond yields and higher prices.

Secondly, the sudden downward trend in the stock market sent investors scurrying back to the bond market. Net money flow into bond mutual funds recently accelerated, as stockowners liquidated positions, and sought the relative safety of the bond market.

A third and powerful element contributing to the rise of United States (U.S.) bond prices has been the decline of the Japanese economy and the devaluation of its currency. Japanese investors, in fear of holding their own financial assets, also bought U.S. bonds to protect themselves from declining currency values.

These powerful economic forces all joined together to send the bond market into a newly energized rally which re-emerged in early November 2000. This rally continued through March 2001, until the longer maturity bonds began to face a strong headwind. Although poor economic statistics inspired the Fed to continue to lower short-term rates, long-term rates actually began to rise. We are left with the question of whether or not the bond market has overshot its inherent value. Have bond prices continued higher on the fear of influence from other markets, or has the economy shrunk to such low output that the current rates are indicative of a recession? The answer is not clear, however, we feel that positioning a bond portfolio to fully capture price gains from this level would be highly speculative. Although we intend to remain fully invested in high quality, reasonably priced, and income producing bonds, we are beginning the process of structuring our bond portfolio with a defensive tilt(2). We recognize the potential for further rallies if economic crisis persists. However, to reduce price volatility, and to preserve the income producing power of principal, we intend to endure this low interest rate cycle with patience and prudence.

Signed,

/s/ Jonathan Rogers

Jonathan Rogers, CFA
Senior Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2001)

                                                                      INSTITUTIONAL CLASS    LEHMAN BROTHERS      MERRILL LYNCH
                               CLASS A SHARES*    CLASS B SHARES**          SHARES           GOV'T./CORP.(1)     GOV'T./CORP.(2)
                               ---------------    ----------------    -------------------    ---------------     ---------------
6/92                                 9475               10000                10000                10000               10000
11/92                                9921               10466                10466                10470               10484
5/93                                10671               11258                11255                11227               11233
11/93                               11124               11736                11759                11776               11783
5/94                                10680               11267                11304                11340               11369
11/94                               10566               11147                11197                11338               11364
5/95                                11646               12286                12356                12657               12679
11/95                               12233               12906                12995                13411               13432
5/96                                11926               12582                12685                13176               13210
11/96                               12696               13395                13521                14161               14178
5/97                                12753               13453                13600                14216               14245
11/97                               13535               14279                14451                15210               15237
5/98                                14048               14820                15017                15849               15884
11/98                               14787               15579                15826                16784               16798
5/99                                14345               15057                15387                16493               16537
11/99                               14276               14944                15333                16563               16603
5/00                                14409               15012                15496                16805               16866
11/00                               15496               16087                16685                18057               18131
5/01                                16213               16767                17475                18968               19025

----------------------------------------------------------
       CLASS A SHARES AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge     12.51%      6.33%       6.15%
----------------------------------------------------------
 With Sales Charge*        6.61%      5.20%       5.52%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------------
                                                                   CLASS B SHARES AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------------
                                                                                                              INCEPTION
                                                                                  1 YEAR         5 YEAR      (6/1/92)(3)
                                                        ------------------------------------------------------------------
                                                         Without CDSC             11.69%          5.91%          5.91%
                                                        ------------------------------------------------------------------
                                                         With CDSC**               6.69%          5.59%          5.91%
                                                        ------------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
     INSTITUTIONAL CLASS SHARES AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
      12.79%               6.62%               6.40%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in Lehman Government/Corporate Bond Index (the "Index"). The Index is an unmanaged index that is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-10 years. The index does not reflect the expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch Government/Corporate Master Index (the "Index") is an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total returns set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the year ended May 31, 2001, the Large Cap Equity Fund's Institutional Class Shares returned -12.02% while the Standard & Poor's 500 Stock Index(1) returned -10.60%. It was indeed a difficult period for many companies, particularly those with the largest market capitalizations.

For the period value stocks outperformed growth stocks by a wide margin, and this was very apparent in the technology stocks we held in our portfolio: Cisco Systems, Inc. down 68%, EMC Corporation down 46%, Oracle Corporation down 60%, and Sun Microsystems, Inc. down 60%. Even the Federal Reserve (the "Fed") rate cuts were not enough to stem the severe declines that continued to occur. However, our fund revealed a few bright spots such as utilities, where we saw DTE Energy Company up 34%, Entergy Corporation up 56%, and Southern Company up 55%. Also, in the consumer area, Walgreen Company was up 39% and Wrigley (Wm.) Jr. Company was up 21%.

We expect further action by the Fed as it attempts to jumpstart the economy. Although a recovery is expected, we have yet to see a significant improvement in earnings revisions. However, history indicates that equity markets will improve before the economic recovery, anticipating a better environment for corporate earnings. Our efforts and resources continue to be directed at security selection rather than market timing.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2001(2):

 1.  General Electric Company          5.56%
 2.  Microsoft Corporation             4.16%
 3.  Exxon Mobil Corporation           3.52%
 4.  Pfizer, Inc.                      3.06%
 5.  Citigroup, Inc.                   3.06%
 6.  Wal-Mart Stores, Inc.             2.74%
 7.  International Business Machines
     Corporation                       2.35%
 8.  AOL-Time Warner, Inc.             2.33%
 9.  Intel Corporation                 2.33%
10.  American International Group,
     Inc.                              2.26%

Signed,

/s/ Charles H. Windham, Jr.

Charles H. Windham, Jr.
Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index, (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Funds' performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2001.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2001)

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES               S&P 500(1)
                                          ---------------        ----------------     -------------------         ----------
6/92                                            9475                  10000                  10000                  10000
11/92                                          10138                  10695                  10695                  10541
5/93                                           10841                  11437                  11448                  11157
11/93                                          11408                  12036                  12061                  11603
5/94                                           11150                  11763                  11802                  11631
11/94                                          10978                  11582                  11635                  11728
5/95                                           12830                  13535                  13615                  13968
11/95                                          14743                  15554                  15665                  16056
5/96                                           16475                  17381                  17526                  17947
11/96                                          19044                  20092                  20284                  20529
5/97                                           21212                  22378                  22619                  23230
11/97                                          24245                  25578                  25885                  26387
5/98                                           28044                  29586                  29976                  30363
11/98                                          30215                  31845                  32346                  32632
5/99                                           33069                  34751                  35445                  36747
11/99                                          34988                  36633                  37554                  39452
5/00                                           34749                  36250                  37344                  40598
11/00                                          32463                  33738                  34933                  37808
5/01                                           30498                  31585                  32854                  36333

----------------------------------------------------------
      CLASS A SHARES AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge    -12.24%      13.11%      13.87%
----------------------------------------------------------
 With Sales Charge*      -16.83%      11.89%      13.19%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ----------------------------------------------------------
                                                               CLASS B SHARES AVERAGE ANNUAL TOTAL RETURNS
                                                        ----------------------------------------------------------
                                                                                                       INCEPTION
                                                                                1 YEAR      5 YEAR    (6/1/92)(3)
                                                        ----------------------------------------------------------
                                                         Without CDSC           -12.87%      12.69%      13.64%
                                                        ----------------------------------------------------------
                                                         With CDSC**            -16.87%      12.56%      13.64%
                                                        ----------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
     INSTITUTIONAL CLASS SHARES AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
      -12.02%              13.39%              14.13%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the "Index"), which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98, is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the year ended May 31, 2001, the Mid Cap Equity Fund's (the "Fund") Institutional Class Shares returned 5.13% while the S&P MidCap 400 Stock Index(1) returned 10.93%. The Fund participated with the broad universe for most of the period. However, January 2001 was a particularly difficult month for the portfolio as lower quality, less liquid, and poor performing stocks bounced strongly. The Fund did not participate in the strong gains made by such companies in January and trailed the Index by roughly 5 percentage points. That month alone accounts for the bulk of the relative return.

The Fund held up quite well, however, in a challenging environment for many stocks and broader based indexes. Holdings in the Health Care and Utility sectors positively impacted returns. Mylan Laboratories, Inc. increased 19% and Beckman Coulter, Inc. rallied 26%. Public Service Company of New Mexico, in the Utility group, jumped 121%. Other holdings, such as International Game Technologies (up 126%), Precision Castparts Corporation (up 84%) and Jones Apparel Group, Inc. (up 64%) also contributed to the Fund's increase. On the downside, Technology holdings penalized returns. Transwitch Corporation fell 60%, SCI Systems, Inc. retreated 48%, and Atmel Corporation fell 42%.

Relative to the larger capitalized companies, the MidCap sector held up very well. We expect this trend to continue as the Federal Reserve adds liquidity, the economy recovers, and the reasonably valued mid cap names reflect the improved economic environment on the horizon.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2001(2):

 1.  Jones Apparel Group, Inc.         4.27%
 2.  A.G. Edwards, Inc.                3.63%
 3.  Beckman Coulter, Inc.             2.51%
 4.  Genzyme Corporation, General
     Division                          2.14%
 5.  Energy East Corporation           2.13%
 6.  Cleco Corporation                 2.00%
 7.  International Game Technologies   1.98%
 8.  Symantec Corporation              1.49%
 9.  Valero Energy                     1.47%
10.  M&T Bank Corporation              1.43%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management sand accounting fees. The Fund's performance reflects the deductions of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2001.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2001)

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES          S & P MID CAP 400(1)
                                          ---------------        ----------------     -------------------    --------------------
2/94                                            9475                  10000                  10000                  10000
5/94                                            9128                   9630                   9634                   9517
11/94                                           9050                   9548                   9563                   9472
5/95                                           10683                  11271                  11301                  10803
11/95                                          12445                  13129                  13180                  12548
5/96                                           14182                  14963                  15037                  13878
11/96                                          15525                  16379                  16480                  14903
5/97                                           17349                  18304                  18439                  16398
11/97                                          20259                  21374                  21556                  18995
5/98                                           22002                  23212                  23446                  21302
11/98                                          20317                  21390                  21664                  20971
5/99                                           21714                  22792                  23196                  23843
11/99                                          23292                  24344                  24918                  25452
5/00                                           23509                  24472                  25180                  28959
11/00                                          23961                  24861                  25691                  29431
5/01                                           24661                  25485                  26472                  32119

----------------------------------------------------------
      CLASS A SHARES AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (2/24/94)
----------------------------------------------------------
 Without Sales Charge      4.90%      11.70%      14.07%
----------------------------------------------------------
 With Sales Charge*       -0.63%      10.50%      13.23%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ------------------------------------------------------------
                                                                CLASS B SHARES AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------
                                                                                                        INCEPTION
                                                                                1 YEAR      5 YEAR     (2/24/94)(3)
                                                        ------------------------------------------------------------
                                                         Without CDSC             4.14%      11.24%       13.75%
                                                        ------------------------------------------------------------
                                                         With CDSC**             -0.35%      10.98%       13.75%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
     INSTITUTIONAL CLASS SHARES AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (2/24/94)
-----------------------------------------------------------
       5.13%               11.98%              14.34%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND(1)

The Small Cap Equity Fund (the "Fund"), Institutional Class Shares, returned 3.61%(2) for the year ended May 31, 2001. The Standard & Poor's 600 SmallCap Stock Index(3) (the "Index") returned 13.54% in comparison.

The last year has proven to be a tough year to make money in the market. Until March of 2000, the only way to participate in the market's gains was to own the larger capitalization names within the universe, especially those businesses that were related to the technology and/or communications business. As this 'bubble' weakened, the theme of the market began to favor smaller vs. larger and value vs. growth companies.

Long forgotten in the bull market of 1999 and having trading at historically low valuations, sectors such as homebuilding, home furnishings and selected retailers have recently seen renewed interest in their shares. More defensive sectors like energy, health care and consumer staples also outperformed the overall Index. Conversely, communication and electronic equipment, computer hardware and services and semiconductors all under performed the Index.

In the Fund, companies helping contribute to performance were D.R. Horton, Inc. up 91%, Ruby Tuesday, Inc. rising 72% and Resmed, Inc. up an impressive 127%. On the downside, CTS Corporation and Alpha Industries, Inc. fell 59% and 52%, respectively.

The backdrop for small capitalization companies remains positive, despite the continued slowing of the economy. We believe the Federal Reserve's actions year-to-date bode well for future economic growth and that smaller companies remain historically undervalued to their larger counterparts providing for potential upside.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2001(4):

 1.  Universal Health Services         1.74%
 2.  Varian Medical Systems, Inc.      1.46%
 3.  Timberland Company, Class A       1.39%
 4.  Barrett Resources Corporation     1.23%
 5.  Cullen/Frost Bankers, Inc.        1.21%
 6.  Anixter International             1.20%
 7.  Shaw Group, Inc.                  1.18%
 8.  Michael's Stores, Inc.            1.17%
 9.  Constellation Brands, Inc.        1.17%
10.  Alliant Techsystems, Inc.         1.11%

Signed,

/s/ Douglas P. Muenzenmay
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Small capitalization funds typically carry additional risks since small companies generally have higher company specific risk and historically, their stock have experienced a greater degree of market volatility than larger company stocks on average.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Standard & Poor's 600 SmallCap Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2001.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE SMALL CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2001)
[SMALL CAP EQUITY FUND PERFORMANCE]

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES          S&P SMALLCAP 600(1)
                                          ---------------        ----------------     -------------------    -------------------
10/97                                           9475                  10000                  10000                  10000
11/97                                           8720                   9200                   9200                   9499
5/98                                            9393                   9910                   9920                  10253
11/98                                           8095                   8540                   8570                   8990
5/99                                            7743                   8139                   8209                   9505
11/99                                           7877                   8250                   8361                   9934
5/00                                            7906                   7995                   8401                  10849
11/00                                           7896                   8037                   8401                  10701
5/01                                            8174                   8294                   8704                  12317

------------------------------------------------------
     CLASS A SHARES AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------
                                            INCEPTION
                                 1 YEAR     (10/1/97)
------------------------------------------------------
  Without Sales Charge             3.39%      -3.96%
------------------------------------------------------
  With Sales Charge*              -2.06%      -5.36%
------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        -------------------------------------------------------
                                                              CLASS B SHARES AVERAGE ANNUAL TOTAL RETURNS
                                                        -------------------------------------------------------
                                                                                                   INCEPTION
                                                                                       1 YEAR     (10/1/97)(2)
                                                        -------------------------------------------------------
                                                         Without CDSC                    2.70%       -4.46%
                                                        -------------------------------------------------------
                                                         With CDSC**                    -2.30%       -4.98%
                                                        -------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

---------------------------------------------------------
    INSTITUTIONAL CLASS SHARES AVERAGE ANNUAL RETURNS
---------------------------------------------------------
                                      INCEPTION
           1 YEAR                     (10/1/97)
---------------------------------------------------------
            3.61%                       -3.72%
---------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 600 SmallCap Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total return set forth reflects a reduction of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LEADERS EQUITY FUND

For the period ended May 31, 2001, The Leaders Equity Fund's(1) (the "Fund") Institutional Class Shares returned -21.08%(2) while the Russell 1000 Index(3) returned -16.8%, and the Russell 1000 Growth Index(4) returned -36.2%. The Fund's return was essentially even with the Russell 1000 and ahead of the Russell 1000 Growth until the month of January, when selected holdings in the business equipment, health care, and energy sectors underwent a short-term correction that penalized performance. Since January, the Fund's relative performance has improved, as the Fund has outperformed both benchmarks.

The Fund's best performing stocks represent a broad range of economic sectors. Oil refiner Ultramar Diamond Shamrock Corporation returned 72%, gaming systems maker International Game Technologies returned 63%, Americredit Corporation, a consumer finance company, returned 48%, and communications systems supplier L-3 Communications Holdings, Inc. returned 27%. The majority of the Fund's losses can be attributed to the technology correction of late 2000. Technology holdings such as Transwitch Corporation (-48% during the period we held it), Adobe Systems, Inc. (-38%), Corning, Inc. (-34%), and Sun Microsystems, Inc. (-33% during the period we held it) particularly damaged Fund performance.

The current economic slowdown and corresponding market correction has taken its toll on growth stocks. However, with the Federal Reserve aggressively easing interest rates, we expect a recovery in corporate profits. When equity markets resume their upward trend, we believe the Fund will be well-positioned to participate in the leaders of the next bull market.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2001(5):

 1.  Express Scripts, Inc. Class A     3.16%
 2.  Americredit Corporation           3.13%
 3.  L-3 Communications Holdings,
     Inc.                              3.08%
 4.  Calpine Corporation               3.08%
 5.  Sysco Corporation                 2.94%
 6.  Tenet Healthcare Corporation      2.91%
 7.  Radian Group, Inc.                2.87%
 8.  Nvidia Corporation                2.85%
 9.  Utilicorp United, Inc.            2.84%
10.  Questar Corporation               2.76%

Signed,


/s/ Douglas H. Ralston                        /s/ Douglas P. Muenzenmay
  Doug H. Ralston, CFA                        Douglas P. Muenzenmay, CFA
  Vice President and Portfolio Manager        Portfolio Manager
  Trustmark Financial Services, Inc.          Trustmark Financial Services, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Leaders Equity Fund commenced operations on September 1, 2000.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

    The performance of the indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2001.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE LEADERS EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2001)
[SMALL CAP EQUITY FUND PERFORMANCE]

                                                                                     INSTITUTIONAL CLASS
                                         CLASS A SHARES*        CLASS B SHARES**            SHARES          RUSSELL 1000 INDEX(1)
                                         ---------------        ----------------     -------------------    ---------------------
9/00                                           9475                  10000                  10000                   10000
11/00                                          8002                   8009                   8443                    8559
5/01                                           7461                   7448                   7892                    8238

-------------------------------------------------------
      CLASS A SHARES AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------
                                       INCEPTION
                                      (09/01/00)
-------------------------------------------------------
 Without Sales Charge                   -21.28%
-------------------------------------------------------
 With Sales Charge*                     -25.39%
-------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        -------------------------------------------------------
                                                              CLASS B SHARES AVERAGE ANNUAL TOTAL RETURNS
                                                        -------------------------------------------------------
                                                                                               INCEPTION
                                                                                              (09/01/00)
                                                        -------------------------------------------------------
                                                         Without CDSC                           -21.60%
                                                        -------------------------------------------------------
                                                         With CDSC**                            -25.52%
                                                        -------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
     INSTITUTIONAL CLASS SHARES AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                         INCEPTION
                        (09/01/00)
-----------------------------------------------------------
                          -21.08%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (the "Index"). The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The total returns set forth reflect a reduction of a portion of the Fund's fees. Without the reduction of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 2001

 PRINCIPAL                                                                  MOODY'S/S&P    AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS         COST
 ---------                        --------------------                      -----------    ---------
                                                                            (UNAUDITED)
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.2%
              FEDERAL HOME LOAN BANK -- 10.4%
$15,000,000   4.64%, 6/1/01...............................................    Aaa/N/R     $ 15,000,000
 15,000,000   5.40%, 7/9/01...............................................    Aaa/N/R       14,938,725
 18,950,000   4.74%, 7/13/01..............................................    Aaa/N/R       18,864,883
  5,000,000   7.00%, 7/18/01..............................................    Aaa/N/R        5,000,000
  5,000,000   5.88%, 9/17/01..............................................    Aaa/N/R        4,990,994
 10,000,000   6.90%, 11/8/01..............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                            68,794,602
                                                                                          ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.0%
 40,143,000   4.22%, 6/12/01..............................................    Aaa/N/R       40,091,238
 15,000,000   4.64%, 6/14/01..............................................    Aaa/N/R       14,974,867
 30,000,000   4.01%, 6/22/01..............................................    Aaa/N/R       29,929,825
 10,000,000   3.90%, 7/10/01..............................................    Aaa/N/R        9,957,750
 17,837,000   3.89%, 7/20/01..............................................    Aaa/N/R       17,742,558
                                                                                          ------------
                                                                                           112,696,238
                                                                                          ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
  5,000,000   6.84%, 7/18/01..............................................    Aaa/N/R        5,000,106
                                                                                          ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 3.0%
 10,000,000   6.79%, 8/9/01 MTN*..........................................    Aaa/N/R        9,999,091
 10,000,000   4.07%, 8/16/01*.............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                            19,999,091
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................................    206,490,037
                                                                                          ------------
              COMMERCIAL PAPER -- 53.7%
              AUTOMOTIVE -- 9.5%
 25,000,000   Ford Motor Company, 3.92%, 7/27/01..........................      P1/A1       24,847,556
 25,000,000   General Motors Acceptance Corporation, 4.76%, 6/15/01.......      P1/A1       24,953,721
 14,000,000   Toyota Motor Credit Corporation, 4.25%, 6/5/01..............      P1/A1+      13,993,389
                                                                                          ------------
                                                                                            63,794,666
                                                                                          ------------
              BEVERAGES -- 3.8%
 25,000,000   Coca Cola Company, 4.72%, 6/7/01............................      P1/A1       24,980,333
                                                                                          ------------
              CHEMICALS -- 3.8%
 25,000,000   Du Pont (E.I.) de Nemours, 3.91%, 7/12/01...................      P1/A1+      24,888,674
                                                                                          ------------
              CONSUMER GOODS & SERVICES -- 3.4%
 22,355,000   Procter & Gamble Company, 4.03%, 6/13/01....................      P1/A1+      22,324,970
                                                                                          ------------
              ELECTRONICS -- 3.8%
 25,000,000   Hewlett-Packard Company, 4.17%, 7/23/01.....................      P1/A1+      24,849,417
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

 PRINCIPAL                                                                  MOODY'S/S&P    AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS         COST
 ---------                        --------------------                      -----------    ---------
                                                                            (UNAUDITED)
              COMMERCIAL PAPER (CONTINUED)
              ENERGY -- 3.8%
$10,000,000   Texaco, Inc., 4.26%, 6/6/01.................................      P1/A1     $  9,994,083
 15,000,000   Texaco, Inc., 3.92%, 6/28/01................................      P1/A1       14,955,900
                                                                                          ------------
                                                                                            24,949,983
                                                                                          ------------
              FINANCIAL SERVICES -- 9.7%
 25,000,000   American General Corporation, 3.99%, 7/2/01.................      P1/A1+      24,914,103
 20,000,000   Bear Stearns Company, 4.80%, 6/12/01........................      P1/A1       19,970,667
 10,000,000   General Electric Capital Corporation, 4.72%, 06/08/01.......      P1/A1+       9,991,639
 10,000,000   General Electric Capital Corporation, 3.94%, 7/11/01........      P1/A1+       9,956,222
                                                                                          ------------
                                                                                            64,832,631
                                                                                          ------------
              FOOD -- 3.0%
 20,000,000   Campbell Soup Company, 3.92%, 7/25/01.......................      P1/A1       19,882,400
                                                                                          ------------
              HEALTH CARE -- 3.8%
 25,000,000   Abbott Laboratories, 3.98%, 6/21/01.........................      P1/A1+      24,944,722
                                                                                          ------------
              MULTIMEDIA -- 3.8%
 25,000,000   Gannett Company, 3.95%, 7/13/01.............................      P1/A1       24,884,792
                                                                                          ------------
              RETAIL -- 3.0%
 20,000,000   Wal-Mart Stores, 3.89%, 6/26/01.............................      P1/A1+      19,945,972
                                                                                          ------------
              UTILITIES -- 2.3%
 15,000,000   National Rural Utilities, 4.04%, 6/14/01....................      P1/A1+      14,978,117
                                                                                          ------------
              TOTAL COMMERCIAL PAPER...................................................    355,256,677
                                                                                          ------------
              CORPORATE BONDS -- 4.5%
              FINANCIAL SERVICES -- 2.2%
  5,000,000   First USA Bank, N.A., 6.13%, 6/25/01........................     Aa2/AA-       4,998,017
 10,000,000   Wells Fargo & Company, 6.60%, 7/16/01.......................      Aa2/A+       9,999,748
                                                                                          ------------
                                                                                            14,997,765
                                                                                          ------------
              FINANCIAL SERVICES -- DIVERSIFIED -- 0.8%
  5,000,000   General Electric Capital Corporation, 8.10%, 12/3/01........    Aaa/Aaa        5,037,704
                                                                                          ------------
              UTILITIES -- 1.5%
 10,000,000   National Rural Utilities, 6.73%, 7/20/01....................      A1/AA-      10,000,000
                                                                                          ------------
              TOTAL CORPORATE BONDS....................................................     30,035,469
                                                                                          ------------
              MUNICIPAL BONDS -- 1.2%
              MISSISSIPPI -- 1.2%
  7,630,000   Mississippi Business Finance Corporation, 4.09%, 6/4/01*....     N/R/AA-       7,630,000
                                                                                          ------------
              TOTAL MUNICIPAL BONDS....................................................      7,630,000
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

 PRINCIPAL                                                                  MOODY'S/S&P    AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS         COST
 ---------                        --------------------                      -----------    ---------
                                                                            (UNAUDITED)
              CERTIFICATES OF DEPOSIT -- 5.3%
$20,000,000   First Tennessee Bank, N.A., 4.01%, 6/25/01..................      P1/A1     $ 20,000,000
 15,000,000   Regions Bank, N.A., 6.53%, 11/30/01.........................      P1/A1       15,000,000
                                                                                          ------------
              TOTAL CERTIFICATES OF DEPOSIT............................................     35,000,000
                                                                                          ------------
              REPURCHASE AGREEMENTS -- 4.2%
 27,557,662   BA Securities, 4.14%, 6/1/01, with a maturity value of $27,560,831
              (collateralized by Federal Home Loan Mortgage Corporation bond)..........     27,557,662
                                                                                          ------------
              TOTAL REPURCHASE AGREEMENTS..............................................     27,557,662
                                                                                          ------------
              TOTAL INVESTMENTS (Amortized Cost $661,969,845)(a) -- 100.1%.............    661,969,845
              LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%............................       (643,287)
                                                                                          ------------
              NET ASSETS -- 100.0%.....................................................   $661,326,558
                                                                                          ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

  * Variable rate investments. The rate represented represents the rate in effect at May 31, 2001. The date presented represents the next rate change date.

 N.A. -- National Association
 N/R -- Not Rated
MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2001

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
----------                       --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 78.0%
             FEDERAL FARM CREDIT BANK -- 2.7%
$2,000,000   5.76%, 7/7/03...............................................  $ 2,043,140
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 30.1%
 3,000,000   6.75%, 8/15/02..............................................    3,090,000
 2,000,000   6.25%, 11/15/02.............................................    2,053,200
 4,000,000   5.00%, 2/14/03..............................................    4,035,000
 2,000,000   7.00%, 2/14/03..............................................    2,081,640
 1,500,000   7.25%, 5/15/03..............................................    1,573,125
 2,000,000   6.88%, 8/15/03..............................................    2,090,000
 3,500,000   5.25%, 2/13/04..............................................    3,535,000
 2,000,000   4.88%, 4/16/04..............................................    1,997,500
 2,000,000   4.88%, 5/14/04..............................................    1,995,000
                                                                           -----------
                                                                            22,450,465
                                                                           -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 30.2%
 2,000,000   7.00%, 2/15/03..............................................    2,082,500
 3,500,000   6.88%, 1/15/05..............................................    3,683,785
 2,918,580   Series 2078 (PQ), 6.00%, 7/15/07............................    2,948,145
 6,666,514   Series 2054 (PA), 6.00%, 5/15/17............................    6,755,312
 6,945,641   Series 1637 (F), 6.00%, 9/15/21.............................    7,020,237
                                                                           -----------
                                                                            22,489,979
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.0%
 1,300,000   4.09%, 6/1/01...............................................    1,299,852
 1,500,000   5.75%, 4/15/03..............................................    1,533,120
 3,000,000   6.50%, 8/15/04..............................................    3,125,010
 3,040,651   Series 1998-26 (PA), 6.00%, 11/18/17........................    3,073,277
 2,116,753   Series 1998-47 (PB), 6.00%, 12/18/18........................    2,133,010
                                                                           -----------
                                                                            11,164,269
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   58,147,853
                                                                           -----------
             U.S. TREASURY OBLIGATIONS -- 3.7%
             U.S. TREASURY NOTES -- 1.7%
 1,250,000   6.50%, 5/31/02..............................................    1,282,375
                                                                           -----------
             U.S. TREASURY STRIPS -- 2.0%
 1,500,000   6.06%, 5/15/02..............................................    1,445,055
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    2,727,430
                                                                           -----------
             CORPORATE BONDS -- 16.0%
             AUTOMOTIVE -- 1.4%
 1,000,000   Daimler Chrysler, 7.13%, 3/1/02.............................    1,013,750
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             ELECTRONICS -- 1.4%
$1,000,000   Sony Corporation, 6.13%, 3/4/03.............................  $ 1,020,000
                                                                           -----------
             FINANCIAL SERVICES -- 6.8%
 1,000,000   CIT Group, Inc., 6.38%, 10/1/02.............................    1,015,000
 1,000,000   Ford Motor Credit Corporation, 6.55%, 9/10/02...............    1,020,000
 1,000,000   General Electric Capital Corporation, 7.00%, 2/3/03.........    1,035,000
 1,000,000   Lehman Brothers Holdings, Inc., 7.00%, 10/1/02..............    1,027,500
 1,000,000   Morgan Stanley Dean Witter, 6.88%, 3/1/03...................    1,033,750
                                                                           -----------
                                                                             5,131,250
                                                                           -----------
             INDUSTRIAL GOODS & SERVICES -- 2.6%
 1,000,000   Baker Hughes, Inc., 5.80%, 2/15/03..........................    1,012,500
 1,000,000   Ingersoll-Rand Company, 6.38%, 11/19/01.....................    1,008,750
                                                                           -----------
                                                                             2,021,250
                                                                           -----------
             RAILROADS -- 1.4%
 1,000,000   Consolidated Rail Corporation, 5.58%, 11/15/02..............    1,010,000
                                                                           -----------
             TELECOMMUNICATIONS -- 2.4%
   750,000   Lucent Technologies, Inc., 6.90%, 7/15/01...................      745,159
 1,000,000   Qwest Communications, Inc., 6.13%, 7/15/02..................    1,008,750
                                                                           -----------
                                                                             1,753,909
                                                                           -----------
             TOTAL CORPORATE BONDS.......................................   11,950,159
                                                                           -----------
             MUNICIPAL BONDS -- 1.3%
             PENNSYLVANIA -- 1.3%
 1,000,000   City of Erie, GO, 5.15%, 11/15/01...........................    1,003,460
                                                                           -----------
             TOTAL MUNICIPAL BONDS.......................................    1,003,460
                                                                           -----------
             INVESTMENT COMPANIES -- 0.4%
   268,171   AIM Treasury Money Market...................................      268,171
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................      268,171
                                                                           -----------
             TOTAL INVESTMENTS (Cost $72,641,754)(a) -- 99.4%............   74,097,073
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%...............      439,642
                                                                           -----------
             NET ASSETS -- 100.0%........................................  $74,536,715
                                                                           ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

---------------

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.............................  $1,458,879
            Unrealized depreciation.............................      (3,560)
                                                                  ----------
            Net unrealized appreciation.........................  $1,455,319
                                                                  ==========

GO -- General Obligation

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2001

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.6%
             FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 0.8%
$1,000,000   5.93%, 6/4/08...............................................  $  1,006,540
                                                                           ------------
             FEDERAL FARM CREDIT BANK -- 4.6%
 2,000,000   6.63%, 2/1/02...............................................     2,035,000
 2,000,000   5.63%, 9/2/03...............................................     2,038,120
 2,000,000   5.88%, 7/28/08..............................................     2,002,500
                                                                           ------------
                                                                              6,075,620
                                                                           ------------
             FEDERAL HOME LOAN BANK -- 4.7%
 3,000,000   6.13%, 8/15/03..............................................     3,089,010
 2,000,000   7.13%, 2/15/05..............................................     2,121,560
 1,000,000   6.38%, 8/15/06..............................................     1,036,660
                                                                           ------------
                                                                              6,247,230
                                                                           ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.8%
 2,000,000   6.63%, 9/15/09..............................................     2,077,500
 1,000,000   5.63%, 3/15/11..............................................       963,750
 3,900,000   Series 2206 (VQ), 7.00%, 8/15/14............................     3,988,920
 2,000,000   6.75%, 9/15/29..............................................     2,041,240
                                                                           ------------
                                                                              9,071,410
                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.0%
 1,000,000   6.00%, 1/14/05, MTN, Callable 1/14/02 @ 100.................     1,010,210
 1,000,000   7.19%, 11/6/06, MTN, Callable 11/6/01 @ 100.................     1,014,450
 1,000,000   7.33%, 4/2/07, MTN, Callable 4/2/02 @ 100...................     1,026,620
 1,000,000   6.17%, 1/15/08, MTN, Callable 1/15/03 @ 100.................     1,003,380
 1,000,000   6.16%, 1/23/08, MTN, Callable 1/23/03 @ 100.................     1,002,820
   500,000   6.51%, 5/6/08, MTN, Callable 5/6/03 @ 100...................       506,980
 2,993,213   Pool #253299, 7.00%, 4/1/20.................................     3,034,699
 2,028,643   Pool #252717, 7.50%, 9/1/29.................................     2,075,545
                                                                           ------------
                                                                             10,674,704
                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 19.0%
    35,008   Pool #210311, 9.00%, 6/15/17................................        37,737
    15,623   Pool #271741, 9.00%, 3/15/20................................        16,821
 5,000,000   Series 1999-23 B, 6.50%, 7/20/25............................     4,922,200
 5,000,000   Series 2000-06 BA, 7.00%, 9/20/26...........................     5,042,900
 4,063,080   Pool #510559, 7.00%, 10/15/29...............................     4,115,413
 4,021,818   Pool #510534, 7.50%, 10/15/29...............................     4,133,102
 3,861,191   Pool #529127, 8.00%, 2/15/30................................     4,007,723
 3,044,000   Series #2000-26 CH, 7.00%, 2/20/30..........................     3,099,218
                                                                           ------------
                                                                             25,375,114
                                                                           ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
             TENNESSEE VALLEY AUTHORITY -- 5.7%
$2,000,000   6.38%, 6/15/05..............................................  $  2,060,000
 2,000,000   7.14%, 5/23/12..............................................     2,122,500
 3,500,000   6.00%, 3/15/13..............................................     3,412,500
                                                                           ------------
                                                                              7,595,000
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................    66,045,618
                                                                           ------------
             U.S. TREASURY OBLIGATIONS -- 16.8%
             U.S. TREASURY BONDS -- 7.8%
 6,000,000   7.25%, 5/15/16..............................................     6,827,760
 3,000,000   7.25%, 8/15/22..............................................     3,460,620
                                                                           ------------
                                                                             10,288,380
                                                                           ------------
             U.S. TREASURY INFLATION PROTECTED BONDS -- 1.5%
 2,024,620   3.50%, 1/15/11..............................................     2,062,582
                                                                           ------------
             U.S. TREASURY NOTES -- 7.5%
 1,000,000   6.50%, 8/15/05..............................................     1,060,220
 5,000,000   6.50%, 10/15/06.............................................     5,326,950
 3,500,000   5.63%, 5/15/08..............................................     3,572,975
                                                                           ------------
                                                                              9,960,145
                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    22,311,107
                                                                           ------------
             CORPORATE BONDS -- 32.6%
             AEROSPACE/DEFENSE -- 0.7%
   250,000   Raytheon Company, 7.38%, 7/15/25, Callable 7/15/05 @
             102.88......................................................       223,438
   250,000   Rockwell International Corporation, 6.63%, 6/1/05...........       254,688
   500,000   Rockwell International Corporation, 6.15%, 1/15/08..........       479,999
                                                                           ------------
                                                                                958,125
                                                                           ------------
             AUTOMOTIVE -- 0.8%
 1,000,000   General Motors Corporation, 7.10%, 3/15/06..................     1,027,500
                                                                           ------------
             BEVERAGES -- 0.8%
 1,000,000   Coca-Cola Enterprises, 7.13%, 9/30/09.......................     1,042,500
                                                                           ------------
             CHEMICALS -- 0.8%
   500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............       516,875
   250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       237,188
   250,000   PPG Industries, Inc., 6.88%, 8/1/05.........................       252,500
                                                                           ------------
                                                                              1,006,563
                                                                           ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             CONSUMER NON-DURABLE -- 0.4%
$  250,000   American Home Products Corporation, 7.25%, 3/1/23...........  $    238,750
   250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................       258,125
                                                                           ------------
                                                                                496,875
                                                                           ------------
             ELECTRIC & ELECTRONIC EQUIPMENT -- 0.8%
 1,000,000   Emerson Electric, 7.125%, 08/15/10..........................     1,052,500
                                                                           ------------
             ENERGY -- 0.8%
 1,000,000   Conoco, Inc., 5.90%, 4/15/04................................     1,013,750
                                                                           ------------
             FINANCIAL SERVICES -- 13.7%
   500,000   American General Corporation, 6.75%, 6/15/05................       513,125
   250,000   American General Corporation, 7.50%, 7/15/25................       260,000
 1,000,000   Bank of America Corporation, 6.63%, 6/15/04.................     1,029,999
   250,000   Bankers Trust Corporation, 7.13%, 7/31/02...................       256,875
   500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................       513,125
 1,000,000   Bear Stearns Company Inc., 7.63%, 2/1/05....................     1,048,749
   250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................       249,063
   250,000   CIT Group, Inc., 6.38%, 10/1/02.............................       253,750
   250,000   Citigroup, Inc., 6.63%, 9/15/05.............................       256,563
   500,000   CNA Financial Corporation, 6.60%, 12/15/08..................       464,375
   250,000   First Bank, 6.88%, 4/1/06...................................       253,750
 1,000,000   Ford Motor Credit Corporation, 7.75%, 2/15/07...............     1,049,999
   500,000   General Electric Capital Corporation, 6.52%, 10/8/02........       511,875
   650,000   General Electric Capital Corporation, 6.90%, 9/15/15........       674,375
 1,000,000   General Motors Acceptance Corporation, 5.35%, 12/7/01.......     1,007,500
   500,000   Household Finance Corporation, 6.88%, 3/1/07................       511,875
   500,000   Household Finance Corporation, 7.30%, 7/30/12...............       498,750
   500,000   IBM Credit Corporation, 6.75%, 12/24/07.....................       500,000
   500,000   International Lease Finance Corporation, 6.38%, 8/1/02......       510,625
   500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................       523,125
   500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............       478,125
 1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................       987,500
 1,000,000   Morgan Stanley Dean Witter, 6.75%, 3/4/03...................     1,031,249
   500,000   Morgan Stanley Dean Witter, 5.63%, 1/20/04..................       501,875
   250,000   NationsBank, 6.88%, 2/15/05.................................       259,063
   500,000   NationsBank, 6.38%, 5/15/05.................................       507,500
   350,000   NationsBank, 7.19%, 7/30/12.................................       344,313
   250,000   Norwest Corporation, 6.50%, 6/1/05..........................       254,063
   500,000   Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       513,750
   500,000   Salomon SB Holdings, Inc., 6.63%, 7/1/02....................       511,250
   250,000   Salomon SB Holdings, Inc., 6.13%, 1/15/03...................       254,688
   500,000   Texaco Captial, Inc., 5.70%, 12/1/08........................       484,375
   500,000   U.S. Leasing Capital Corporation, 5.95%, 10/15/03...........       503,750

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$1,000,000   Xerox Capital Europe PLC, 5.88%, 5/15/04....................  $    807,500
                                                                           ------------
                                                                             18,326,499
                                                                           ------------
             FOOD PRODUCTS & SERVICES -- 1.9%
 1,000,000   Campbell Soup Company, 6.75%, 2/15/11.......................       992,500
   500,000   General Mills, Inc., 5.82%, 2/5/03..........................       507,500
 1,000,000   Heinz (H.J.) Company, 6.00%, 3/15/08........................       973,750
                                                                           ------------
                                                                              2,473,750
                                                                           ------------
             HEALTH CARE -- 0.3%
   500,000   Baxter International, Inc., 6.63%, 2/15/28..................       453,750
                                                                           ------------
             OFFICE EQUIPMENT & SERVICES -- 0.8%
 1,000,000   Pitney Bowes, Inc., 5.95%, 2/1/05...........................     1,001,250
                                                                           ------------
             PHARMACEUTICALS -- 0.6%
   500,000   Eli Lilly & Company, 6.25%, 3/15/03.........................       512,500
   250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................       254,375
                                                                           ------------
                                                                                766,875
                                                                           ------------
             RAILROADS -- 1.3%
   250,000   Norfolk Southern Railway Corporation, 5.08%, 7/15/01........       250,313
   500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........       510,000
 1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................       991,250
                                                                           ------------
                                                                              1,751,563
                                                                           ------------
             RETAIL -- 0.5%
   250,000   J.C. Penney & Company, 6.88%, 10/15/15......................       189,063
   500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       500,000
                                                                           ------------
                                                                                689,063
                                                                           ------------
             TELECOMMUNICATIONS -- 4.8%
   500,000   AT&T Corporation, 6.00 % , 3/15/09..........................       468,750
   500,000   BellSouth Corporation, 6.00%, 10/1/04.......................       499,375
   250,000   Motorola, Inc., 6.50%, 3/1/08...............................       231,875
   250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................       209,688
   250,000   Qwest Communications, Inc., 6.38%, 10/15/02.................       253,125
   500,000   Qwest Communications, Inc., 6.38%, 7/15/08..................       478,125
   250,000   Qwest Communications, Inc., 7.50%, 6/15/23..................       235,313
   250,000   SBC Communications Capital Corporation, 6.25%, 10/15/02.....       255,313
   500,000   SBC Communications Capital Corporation, 5.88%, 6/1/03.......       500,625
   250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....       234,688
   500,000   SBC Communications, Inc., 6.50%, 7/1/03.....................       501,875
   500,000   SBC Communications, Inc., 7.00%, 8/15/05....................       516,874
   240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................       249,600

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
$  500,000   Verizon Communications, 5.88%, 9/1/03.......................  $    506,250
 1,000,000   Verizon Communications, 6.00%, 9/1/07.......................       968,749
   250,000   Verizon Communications, 7.25%, 2/15/24......................       230,000
   250,000   Verizon Communications, 7.00%, 7/15/25......................       228,125
                                                                           ------------
                                                                              6,568,350
                                                                           ------------
             UTILITIES -- 3.6%
   500,000   Central Power & Light Company, 6.63% 7/1/05.................       501,875
   250,000   Consolidated Edison Company of New York, Inc., 6.63%,
             7/1/05......................................................       251,250
   250,000   Consolidated Edison Company of New York, Inc., 7.50%,
             6/15/23.....................................................       235,313
   250,000   Duke Energy Corporation, 6.88%, 8/1/23......................       234,375
   250,000   Edison International, 6.50%, 6/1/01.........................       177,500
   250,000   Edison International, 6.90%, 10/1/18........................       202,500
   500,000   National Rural Utilities Cooperative Finance Corporation,
             5.95%, 1/15/03..............................................       508,750
   250,000   Northern States Power Company, 7.13%, 7/1/25................       242,500
   250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............       212,500
   250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............       205,000
   250,000   Scottish Power PLC, 6.63%, 6/1/07...........................       249,375
 1,000,000   South Carolina Electric and Gas, 7.50%, 6/15/05.............     1,049,999
   500,000   Virginia Electric & Power Company, 6.75%, 2/1/07............       504,375
   250,000   West Penn Power Company, 6.38%, 6/1/04......................       255,938
                                                                           ------------
                                                                              4,831,250
                                                                           ------------
             TOTAL CORPORATE BONDS.......................................    43,460,163
                                                                           ------------
             INVESTMENT COMPANIES -- 0.2%
   290,380   AIM Treasury Money Market...................................       290,380
                                                                           ------------
             TOTAL INVESTMENT COMPANIES..................................       290,380
                                                                           ------------
             TOTAL INVESTMENTS (Cost $128,168,938)(a) -- 99.2%...........   132,107,268
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%...............     1,006,029
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $133,113,297
                                                                           ============

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses, of $72,912, recognized for income tax purposes in excess of financial reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation..............................  $4,743,535
               Unrealized depreciation..............................    (878,117)
                                                                      ----------
               Net unrealized appreciation..........................  $3,865,418
                                                                      ==========

MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2001

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 97.6%
            AEROSPACE/DEFENSE -- 1.3%
   22,386   Northrop Grumman Corporation................................  $  1,986,981
   14,667   Rockwell International Corporation..........................       689,349
                                                                          ------------
                                                                             2,676,330
                                                                          ------------
            AUTOMOTIVE -- 1.1%
   38,596   Ford Motor Company..........................................       939,813
   24,701   General Motors Corporation..................................     1,405,487
                                                                          ------------
                                                                             2,345,300
                                                                          ------------
            BEVERAGES -- 3.4%
   40,140   Anheuser Busch Companies, Inc. .............................     1,766,160
   58,000   Coca Cola Company...........................................     2,749,200
   54,805   PepsiCo, Inc. ..............................................     2,453,072
                                                                          ------------
                                                                             6,968,432
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 0.5%
    9,000   Agilent Technologies, Inc.(b)...............................       301,860
   13,123   Avery-Dennison Corporation..................................       767,433
                                                                          ------------
                                                                             1,069,293
                                                                          ------------
            CHEMICALS -- 0.4%
   15,439   Du Pont (E.I.) de Nemours...................................       716,370
                                                                          ------------
            COMPUTER EQUIPMENT -- 3.1%
   16,210   Computer Associates International, Inc. ....................       459,716
   37,402   EMC Corporation(b)..........................................     1,181,903
  176,000   Intel Corporation...........................................     4,753,760
                                                                          ------------
                                                                             6,395,379
                                                                          ------------
            COMPUTER SOFTWARE -- 6.7%
  161,729   Cisco Systems, Inc.(b)......................................     3,114,901
  122,731   Microsoft Corporation(b)....................................     8,490,530
  137,000   Oracle Corporation(b).......................................     2,096,100
                                                                          ------------
                                                                            13,701,531
                                                                          ------------
            COMPUTERS -- 5.0%
   46,314   Compaq Computer Corporation.................................       740,561
   76,418   Dell Computer Corporation(b)................................     1,861,542
   61,752   Hewlett Packard Company.....................................     1,810,569
   43,000   International Business Machines Corporation.................     4,807,400
   58,000   Sun Microsystems, Inc.(b)...................................       955,260
                                                                          ------------
                                                                            10,175,332
                                                                          ------------
            CONSUMER GOODS & SERVICES -- 9.8%
   91,085   AOL Time Warner, Inc.(b)....................................     4,757,369
   30,877   Colgate-Palmolive Company...................................     1,748,873

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            CONSUMER GOODS & SERVICES (CONTINUED)
   44,770   Gillette Company............................................  $  1,295,196
   15,439   Hershey Foods Corporation...................................       936,221
   27,789   Kimberly-Clark Corporation..................................     1,679,845
    3,861   McGraw-Hill Companies, Inc. ................................       247,645
   46,314   Meredith Corporation........................................     1,674,251
   30,000   Procter & Gamble Company....................................     1,927,200
   59,436   The Walt Disney Company.....................................     1,879,366
    7,720   Unilever NV - ADR...........................................       429,155
   23,451   Viacom, Inc., Class B(b)....................................     1,351,716
   38,596   Wrigley (WM.) Jr. Company...................................     1,853,766
                                                                          ------------
                                                                            19,780,603
                                                                          ------------
            DIVERSIFIED -- 8.6%
   40,140   Alcoa, Inc. ................................................     1,732,041
  231,568   General Electric Company....................................    11,346,832
    7,720   Illinois Tool Works, Inc. ..................................       528,511
   29,333   Textron, Inc. ..............................................     1,689,874
   40,140   Tyco International Limited..................................     2,306,043
                                                                          ------------
                                                                            17,603,301
                                                                          ------------
            ENERGY -- 7.3%
   19,298   BP Amoco PLC - ADR..........................................     1,030,320
   23,930   Chevron Corporation.........................................     2,298,477
   81,049   Exxon Mobil Corporation.....................................     7,193,099
    6,176   Halliburton Company.........................................       288,666
   67,156   Royal Dutch Petroleum Co. ..................................     4,095,173
                                                                          ------------
                                                                            14,905,735
                                                                          ------------
            FINANCIAL SERVICES -- 14.2%
   50,946   American Express Company....................................     2,145,846
   47,858   Bank of America Corporation.................................     2,835,587
   37,052   Bank of New York Company, Inc. .............................     2,023,410
  121,960   Citigroup, Inc. ............................................     6,250,449
   39,000   Federal Home Loan Mortgage Corporation......................     2,581,800
   40,000   Federal National Mortgage Association.......................     3,297,600
   30,877   FleetBoston Financial Corporation...........................     1,284,174
   35,508   J.P. Morgan Chase & Company.................................     1,745,218
   30,877   Merrill Lynch & Company.....................................     2,006,079
   22,386   Morgan Stanley Dean Witter & Company........................     1,455,314
   23,157   SunTrust Banks, Inc. .......................................     1,422,303
   38,596   Wells Fargo & Company.......................................     1,817,100
                                                                          ------------
                                                                            28,864,880
                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE -- 14.2%
   52,490   Abbott Laboratories.........................................  $  2,728,430
   39,367   American Home Products Corporation..........................     2,491,931
   32,420   Baxter International, Inc. .................................     1,600,900
   51,000   Bristol-Myers Squibb Company................................     2,766,240
   36,280   Eli Lilly & Company.........................................     3,072,916
   38,596   Johnson & Johnson, Inc. ....................................     3,741,882
   57,000   Merck & Company, Inc. ......................................     4,160,430
  145,888   Pfizer, Inc. ...............................................     6,257,137
   49,000   Schering-Plough Corporation.................................     2,055,550
                                                                          ------------
                                                                            28,875,416
                                                                          ------------
            INSURANCE -- 3.2%
   44,770   Allstate Corporation........................................     2,015,545
   57,000   American International Group, Inc. .........................     4,617,000
                                                                          ------------
                                                                             6,632,545
                                                                          ------------
            RETAIL -- 6.5%
   15,439   Circuit City Stores, Inc. ..................................       231,739
   14,000   Gap, Inc. ..................................................       434,000
   50,946   Home Depot, Inc. ...........................................     2,511,128
   46,314   McDonald's Corporation......................................     1,402,388
  108,065   Wal-Mart Stores, Inc. ......................................     5,592,364
   77,000   Walgreen Company............................................     3,094,630
                                                                          ------------
                                                                            13,266,249
                                                                          ------------
            TECHNOLOGY -- 0.4%
    8,000   QUALCOMM, Inc.(b)...........................................       485,920
   11,000   Texas Instruments, Inc. ....................................       375,320
                                                                          ------------
                                                                               861,240
                                                                          ------------
            TELECOMMUNICATIONS -- 7.1%
   64,068   AT&T Corporation............................................     1,356,320
   64,839   BellSouth Corporation.......................................     2,673,312
   65,612   Lucent Technologies, Inc. ..................................       517,023
   62,524   Motorola, Inc. .............................................       919,103
   66,383   Nortel Networks Corporation - ADR...........................       884,885
   81,076   SBC Communications, Inc. ...................................     3,490,322
   37,823   Sprint Corporation..........................................       768,185
   64,000   Verizon Communications......................................     3,510,399
   25,000   Worldcom, Inc.(b)...........................................       446,000
                                                                          ------------
                                                                            14,565,549
                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION & SHIPPING -- 0.4%
    6,948   Burlington Northern Santa Fe Corporation....................  $    215,874
   13,123   FedEx Corporation(b)........................................       524,920
                                                                          ------------
                                                                               740,794
                                                                          ------------
            UTILITIES -- 4.4%
   34,736   Consolidated Edison Company of New York, Inc. ..............     1,359,914
   43,226   DTE Energy Company..........................................     1,933,067
   34,736   Entergy Corporation.........................................     1,500,595
   40,140   FirstEnergy Corporation.....................................     1,230,291
   30,691   Mirant Corporation(b).......................................     1,206,156
   77,190   Southern Company............................................     1,817,053
                                                                          ------------
                                                                             9,047,076
                                                                          ------------
            TOTAL COMMON STOCKS.........................................   199,191,355
                                                                          ------------
            INVESTMENT COMPANIES -- 2.4%
4,963,038   AIM Treasury Money Market...................................     4,963,038
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     4,963,038
                                                                          ------------
            TOTAL INVESTMENTS (Cost $106,442,300)(a) -- 100.0%..........   204,154,393
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............       (22,774)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $204,131,619
                                                                          ============

---------------

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.............................  $104,984,185
          Unrealized depreciation.............................    (7,272,092)
                                                                ------------
          Net unrealized appreciation.........................  $ 97,712,093
                                                                ============

(b) Non-income producing security.

ADR -- American Depositary Receipt
NV  -- Naamloze Vennootschap (Dutch Corporation)
PLC -- Public Limited Company

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2001

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS -- 97.7%
             AUTOMOTIVE -- 0.2%
     5,000   Superior Industries International, Inc......................  $   197,700
                                                                           -----------
             BOOK PUBLISHING -- 0.8%
    11,000   Readers Digest Association..................................      321,310
     9,000   Scholastic Corporation(b)...................................      359,550
                                                                           -----------
                                                                               680,860
                                                                           -----------
             BUSINESS EQUIPMENT & SERVICES -- 6.2%
     8,000   Acxiom Corporation..........................................      135,600
    30,000   Apollo Group, Inc.(b).......................................    1,019,700
     2,000   Bandag Industries...........................................       52,600
    13,000   Cintas Corporation..........................................      606,320
    22,000   Concord EFS, Inc.(b)........................................    1,115,400
    10,000   CSG Systems International, Inc.(b)..........................      602,700
     7,000   Jacobs Engineering Group, Inc.(b)...........................      522,200
     7,000   NCO Group, Inc.(b)..........................................      203,140
    11,000   Quanta Services, Inc.(b)....................................      372,680
    12,000   SEI Corporation.............................................      489,120
    10,000   Waters Corporation(b).......................................      496,800
                                                                           -----------
                                                                             5,616,260
                                                                           -----------
             CAPITAL GOODS -- 1.8%
     9,000   Newport News Shipbuilding, Inc..............................      575,370
    13,000   Precision Castparts Corporation.............................      582,010
    10,000   Teleflex, Inc...............................................      487,600
                                                                           -----------
                                                                             1,644,980
                                                                           -----------
             CHEMICALS -- 0.6%
    12,000   Albemarle Corporation.......................................      274,800
     7,000   Cabot Corporation...........................................      262,570
                                                                           -----------
                                                                               537,370
                                                                           -----------
             COMPUTER EQUIPMENT -- 1.3%
    17,000   Mentor Graphics Corporation(b)..............................      447,100
    12,000   Synopsys, Inc.(b)...........................................      682,560
                                                                           -----------
                                                                             1,129,660
                                                                           -----------
             COMPUTER SOFTWARE -- 3.1%
     6,000   Checkfree Corporation(b)....................................      232,560
    23,000   DST Systems, Inc.(b)........................................    1,222,450
    19,000   Symantec Corporation(b).....................................    1,342,160
                                                                           -----------
                                                                             2,797,170
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             COMPUTERS -- 4.4%
    10,000   Affiliated Computer Services/Class A(b).....................  $   722,500
    10,000   Electronic Arts, Inc.(b)....................................      588,900
    10,000   Fiserv, Inc.(b).............................................      551,100
    20,000   Integrated Device Technology, Inc.(b).......................      732,800
    15,000   Quantum Corporation Digital Linear Tape & Storage(b)........      179,850
    15,000   Rational Software Corporation(b)............................      361,500
    14,000   SunGard Data Systems(b).....................................      832,720
                                                                           -----------
                                                                             3,969,370
                                                                           -----------
             CONSUMER GOODS & SERVICES -- 9.6%
    18,000   American Standard Companies(b)..............................    1,199,340
     6,000   Banta Corporation...........................................      168,000
     6,000   Carlisle Companies, Inc.....................................      235,800
     4,000   Church & Dwight, Inc........................................      101,800
    29,000   International Game Technologies(b)..........................    1,782,050
    87,000   Jones Apparel Group, Inc.(b)................................    3,845,400
     7,299   Lancaster Colony Corporation................................      226,561
     5,000   Suiza Foods Corporation(b)..................................      259,750
     1,500   Washington Post Company.....................................      873,450
                                                                           -----------
                                                                             8,692,151
                                                                           -----------
             ELECTRONICS -- 3.9%
    13,000   Arrow Electronics, Inc.(b)..................................      327,340
    60,000   Atmel Corporation(b)........................................      666,000
    34,000   Cypress Semiconductor Corporation(b)........................      719,100
    20,000   Microchip Technology, Inc.(b)...............................      459,000
     9,000   Nvidia Corporation(b).......................................      770,490
    16,000   SCI Systems, Inc.(b)........................................      377,760
    10,000   Sensormatic Electronics Corporation(b)......................      157,500
                                                                           -----------
                                                                             3,477,190
                                                                           -----------
             ENERGY -- 8.9%
     6,000   BJ Services Company(b)......................................      450,000
     6,000   Black Hills Corporation.....................................      329,400
    11,000   ENSCO International, Inc....................................      354,310
    14,000   Global Marine, Inc.(b)......................................      359,100
     6,000   Helmerich & Payne, Inc......................................      237,240
    12,000   Murphy Oil Corporation......................................    1,008,600
    14,000   Noble Affiliates, Inc.......................................      581,140
    43,000   Ocean Energy, Inc...........................................      817,000
    21,000   Questar Corporation.........................................      650,790
     5,000   Smith International, Inc.(b)................................      388,500
    22,000   Ultramar Diamond Shamrock Corporation.......................    1,103,300

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             ENERGY (CONTINUED)
    30,000   Valero Energy Corporation...................................  $ 1,322,700
     8,000   Weatherford International, Inc.(b)..........................      450,960
                                                                           -----------
                                                                             8,053,040
                                                                           -----------
             ENTERTAINMENT -- 0.4%
    31,000   Park Place Entertainment(b).................................      386,880
                                                                           -----------
             FINANCIAL SERVICES -- 15.8%
    20,000   Americredit Corporation(b)..................................    1,044,000
    12,000   Associated Bancorp..........................................      415,800
    13,000   Astoria Financial Corporation...............................      726,700
     9,000   City National Corporation...................................      383,670
    28,000   Dime Bancorp, Inc...........................................      988,400
    77,000   Edwards (A.G.), Inc.........................................    3,274,040
    10,000   First Tennessee National Corporation........................      356,000
     9,000   First Virginia Banks, Inc...................................      414,360
    10,000   Greater Bay Bancorp.........................................      259,900
    26,000   GreenPoint Financial Corporation............................      987,740
    11,000   Legg Mason, Inc.............................................      503,250
    17,000   M & T Bank Corporation......................................    1,284,350
     8,000   Marshall & Ilsley Corporation...............................      408,800
    13,000   Mercantile Bankshares Corporation...........................      506,480
    16,000   National Commerce Financial Co..............................      388,800
     5,000   Neuberger Berman, Inc.......................................      389,500
    13,000   North Fork Bancorp..........................................      371,020
    15,000   TCF Financial Corporation...................................      628,350
     8,000   Waddell & Reed Financial....................................      248,960
     7,000   West America Bankcorporation................................      267,400
     7,000   Zions Bancorporation........................................      378,980
                                                                           -----------
                                                                            14,226,500
                                                                           -----------
             FOOD -- 0.8%
     9,000   McCormick & Company.........................................      363,600
    28,000   Tyson Foods, Inc., Class A..................................      356,720
                                                                           -----------
                                                                               720,320
                                                                           -----------
             HEALTH CARE -- 15.4%
    14,000   Apria Healthcare Group, Inc.(b).............................      358,400
    60,000   Beckman Coulter, Inc........................................    2,265,000
    25,000   Bergen Brunswig Corporation.................................      515,000
    10,000   Dentsply International......................................      440,400
    10,000   Express Scripts, Inc., Class A(b)...........................      965,400
     9,000   First Health Group Corporation(b)...........................      451,800
    18,000   Genzyme Corporation, General Division(b)....................    1,924,920
    25,000   Health Management Associates, Inc., Class A(b)..............      444,000

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    12,000   Health Net, Inc.(b).........................................  $   231,000
    12,000   Hillenbrand Industry, Inc...................................      618,840
    11,000   Idec Pharmaceuticals Corporation(b).........................      677,600
    37,500   Ivax Corporation(b).........................................    1,263,750
    16,000   Millennium Pharmaceuticals(b)...............................      610,720
    13,000   Mylan Laboratories, Inc.....................................      413,530
    22,000   Oxford Health(b)............................................      603,680
     9,000   Quest Diagnostics, Inc.(b)..................................    1,112,490
     6,000   Sepracor, Inc.(b)...........................................      199,920
    10,000   Trigon Healthcare, Inc.(b)..................................      569,900
     5,000   Vertex Pharmaceuticals, Inc.(b).............................      219,700
                                                                           -----------
                                                                            13,886,050
                                                                           -----------
             INSURANCE -- 3.8%
    10,000   Allmerica Financial Corporation.............................      546,500
    12,000   Everest Re Group Limited....................................      814,800
    12,000   MONY Group, Inc.............................................      441,000
    30,000   Old Republic International Corporation......................      846,900
    11,000   The PMI Group, Inc..........................................      767,800
                                                                           -----------
                                                                             3,417,000
                                                                           -----------
             MACHINERY & EQUIPMENT -- 0.4%
     2,000   SPX Corporation(b)..........................................      237,400
     3,000   Stewart & Stevenson Services, Inc...........................       87,300
                                                                           -----------
                                                                               324,700
                                                                           -----------
             RAW MATERIALS -- 0.8%
     9,000   Bowater, Inc................................................      433,800
     7,000   Cytec Industries, Inc.(b)...................................      247,450
                                                                           -----------
                                                                               681,250
                                                                           -----------
             RESIDENTIAL BUILDING CONSTRUCTION -- 0.2%
     6,000   Lennar Corporation..........................................      222,000
                                                                           -----------
             RESTAURANTS -- 1.0%
    25,000   Brinker International, Inc.(b)..............................      613,750
    15,000   CBRL Group, Inc.............................................      254,550
                                                                           -----------
                                                                               868,300
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             RETAIL -- 2.9%
    12,000   Abercrombie & Fitch Company(b)..............................  $   494,760
     9,000   American Eagle Outfitters(b)................................      330,750
    12,000   Barnes & Noble, Inc.(b).....................................      385,800
    21,000   Family Dollar Stores, Inc...................................      583,800
    12,000   Nieman Marcus Group, Inc.(b)................................      399,000
     6,000   Payless Shoesource, Inc.(b).................................      407,340
                                                                           -----------
                                                                             2,601,450
                                                                           -----------
             TECHNOLOGY -- 3.4%
     8,000   AMETEK, Inc.................................................      213,200
    18,500   Cadence Design Systems, Inc.(b).............................      391,275
    13,000   International Rectifier Corporation(b)......................      780,780
     9,000   L-3 Communications Holdings, Inc.(b)........................      796,500
     7,000   Micrel, Inc.(b).............................................      213,640
     5,000   Plantronics, Inc.(b)........................................      108,400
    14,000   Tech Data Corporation(b)....................................      420,280
     9,000   TriQuint Semiconductor, Inc.(b).............................      158,760
                                                                           -----------
                                                                             3,082,835
                                                                           -----------
             TELECOMMUNICATIONS -- 1.4%
    17,000   Broadwing, Inc.(b)..........................................      419,730
    13,000   RF Micro Devices, Inc.(b)...................................      339,040
     5,000   Telephone & Data Systems, Inc...............................      527,500
                                                                           -----------
                                                                             1,286,270
                                                                           -----------
             TRANSPORTATION -- 0.3%
    10,000   Alexander & Baldwin, Inc....................................      234,200
                                                                           -----------
             UTILITIES -- 10.3%
    14,000   AGL Resources...............................................      329,000
    14,000   Allete Company..............................................      331,940
    77,400   Cleco Corporation...........................................    1,799,550
    23,000   Conectiv, Inc...............................................      517,500
    33,000   DPL, Inc....................................................      950,400
    94,000   Energy East Corporation.....................................    1,915,720
     7,000   National Fuel Gas Company...................................      400,120
    20,000   Oklahoma Gas & Electric Company.............................      440,200
    26,000   Pioneer Natural Resources Company(b)........................      548,600
    10,000   Public Service Company of New Mexico........................      361,700
    22,000   Puget Sound Energy, Inc.....................................      526,460
    32,000   Teco Energy, Inc............................................    1,027,200
     7,000   Western Resources, Inc......................................      147,000
                                                                           -----------
                                                                             9,295,390
                                                                           -----------
             TOTAL COMMON STOCKS.........................................   88,028,896
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. TREASURY BILLS -- 2.2%
$2,000,000   3.95%, 7/12/01..............................................  $ 1,991,003
                                                                           -----------
             TOTAL U.S. TREASURY BILLS...................................    1,991,003
                                                                           -----------
             INVESTMENT COMPANIES -- 1.2%
 1,053,579   AIM Treasury Money Market...................................    1,053,579
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    1,053,579
                                                                           -----------
             WARRANTS -- 0.0%
    43,000   Dime Bancorp, Inc...........................................       11,610
                                                                           -----------
             TOTAL WARRANTS..............................................       11,610
                                                                           -----------
             TOTAL INVESTMENTS (Cost $73,149,134)(a) -- 101.1%...........   91,085,088
             LIABILITIES IN EXCESS OF OTHER ASSETS (1.1)%................     (956,269)
                                                                           -----------
             NET ASSETS -- 100.0%........................................  $90,128,819
                                                                           ===========

---------------

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..............................  $22,124,917
          Unrealized depreciation..............................   (4,188,963)
                                                                 -----------
          Net unrealized appreciation..........................  $17,935,954
                                                                 ===========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS -- 96.9%
          BUSINESS EQUIPMENT & SERVICES -- 8.4%
  4,000   AdvancePCS..................................................  $   243,640
 10,200   ADVO, Inc.(b)...............................................      331,602
  6,300   CACI International, Inc. Class A(b).........................      256,410
  4,800   FactSet Research Systems, Inc. .............................      192,528
  6,500   Filenet Corporation(b)......................................       79,690
  6,300   Insight Enterprises, Inc.(b)................................      144,963
 25,000   Labor Ready, Inc.(b)........................................       99,750
  8,300   National Data...............................................      243,605
  7,900   Pre-Paid Legal Services, Inc.(b)............................      123,161
  8,850   RSA Security, Inc.(b).......................................      256,296
  6,200   TETRA Technologies, Inc.(b).................................      173,600
  7,700   Tetra Technology, Inc.(b)...................................      222,068
 11,000   United Stationers, Inc.(b)..................................      312,950
  8,700   URS Corporation(b)..........................................      235,509
  5,600   Zebra Technologies Corp.(b).................................      252,168
                                                                        -----------
                                                                          3,167,940
                                                                        -----------
          CAPITAL GOODS -- 7.8%
  4,800   Belden, Inc. ...............................................      121,344
  2,000   Butler Manufacturing Company................................       53,900
  6,700   C&D Technologies, Inc. .....................................      205,690
  4,900   Clarcor, Inc. ..............................................      119,560
  6,100   Coherent, Inc.(b)...........................................      216,550
  6,200   Electro Scientific Industries, Inc.(b)......................      227,912
  5,000   Esterline Technologies Corporation(b).......................      105,000
  1,800   Florida Rock Industries.....................................       86,580
  5,600   Graco, Inc. ................................................      161,840
  2,700   Helix Technology Corporation................................       76,194
  2,700   Insituform Technologies, Inc. Class A(b)....................       98,550
 17,500   Interface, Inc. ............................................      107,450
  1,200   Lindsay Manufacturing Company...............................       21,420
  5,600   Massey Energy Company.......................................      130,480
  5,000   Oshkosh Truck Corporation...................................      186,550
  2,500   Roper Industries, Inc. .....................................      102,700
  7,600   Shaw Group, Inc.(b).........................................      446,728
  1,300   SPS Technologies, Inc.(b)...................................       65,390
 11,500   Technitrol, Inc. ...........................................      287,500
  4,600   Vicor Corporation(b)........................................       96,094
  2,500   Watts Industries, Inc. .....................................       39,750
                                                                        -----------
                                                                          2,957,182
                                                                        -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          CONSUMER DURABLE -- 1.3%
  2,300   Arctic Cat, Inc. ...........................................  $    32,775
  2,700   Harman International Industries, Inc. ......................       95,850
  3,200   K2, Inc.(b).................................................       32,960
  2,600   Lydall, Inc.(b).............................................       36,920
  4,600   Polaris Industries, Inc. ...................................      198,030
  2,500   Toro Company................................................      102,250
                                                                        -----------
                                                                            498,785
                                                                        -----------
          CONSUMER NON-DURABLE -- 7.1%
 11,400   Constellation Brands, Inc.(b)...............................      440,610
  1,200   Department 56, Inc.(b)......................................        9,780
 10,800   DIMON, Inc. ................................................      120,420
  3,400   Dupont Photomask, Inc.(b)...................................      162,690
  7,400   Fleming Companies, Inc. ....................................      235,098
  2,700   J & J Snack Foods(b)........................................       63,207
  2,600   K-Swiss, Inc. ..............................................       62,790
  3,000   Libbey, Inc. ...............................................       92,850
  4,500   Myers Industries, Inc. .....................................       67,725
  3,800   Performance Food Group Company(b)...........................       97,546
  6,900   Phillips-Van Heusen Corporation.............................      106,950
  5,900   Ralcorp Holdings, Inc.(b)...................................       93,810
 10,400   Smithfield Foods, Inc.(b)...................................      379,080
  2,900   Thomas Industries, Inc. ....................................       79,025
 12,200   Timberland Company, Class A(b)..............................      525,942
  3,900   Wet Seal, Inc.(b)...........................................      136,695
                                                                        -----------
                                                                          2,674,218
                                                                        -----------
          CONSUMER SERVICES -- 1.8%
  4,400   Anchor Gaming(b)............................................      280,104
 10,800   Aztar Corporation(b)........................................      152,280
 12,700   Prime Hospitality Corporation(b)............................      146,050
  1,800   THQ, Inc.(b)................................................       87,300
                                                                        -----------
                                                                            665,734
                                                                        -----------
          ENERGY -- 9.0%
  6,500   Barrett Resources Corporation(b)............................      463,125
  6,000   Cabot Oil & Gas Corporation.................................      184,800
 13,200   Cross Timbers Oil Company...................................      389,400
  3,900   HS Resources, Inc.(b).......................................      254,943
  8,200   Louis Dreyfus Natural Gas(b)................................      326,196
  5,500   Newfield Exploration Company(b).............................      193,490
  4,400   Offshore Logistics, Inc.(b).................................       92,752
  3,800   Patina Oil & Gas Corporation................................      114,760
  8,100   Pogo Producing Company......................................      233,685

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          ENERGY (CONTINUED)
  3,600   Pride International, Inc.(b)................................  $    95,868
  4,200   St. Mary Land & Exploration Company.........................       93,030
  3,500   Stone Energy Corporation(b).................................      183,750
  5,300   Swift Energy Company(b).....................................      177,603
  5,700   Tom Brown, Inc.(b)..........................................      160,797
  4,800   Veritas DGC, Inc.(b)........................................      168,048
 12,700   Vintage Petroleum, Inc. ....................................      274,320
                                                                        -----------
                                                                          3,406,567
                                                                        -----------
          FINANCIAL SERVICES -- 11.5%
  3,800   Barra, Inc.(b)..............................................      158,650
  3,400   Centura Banks...............................................      181,560
  2,100   Commerce Bancorp............................................      144,060
  3,600   Commercial Federal Corporation..............................       82,008
 13,600   Cullen/Frost Bankers, Inc. .................................      455,600
  5,100   Delphi Financial Group......................................      181,560
  7,200   Downey Financial Corporation................................      310,824
  6,500   Eaton Vance Corporation.....................................      233,090
 15,000   Fidelity National Financial.................................      342,000
 12,500   First American Financial Corporation........................      256,000
  2,800   First Midwest Bancgroup, Inc. ..............................       79,520
  4,700   FirstFed Financial Corporation(b)...........................      139,825
  1,100   Hilb, Rogal & Hamilton Company..............................       46,365
  3,600   Hudson United Bancorp.......................................       87,804
  4,400   MAF Bancorp, Inc. ..........................................      119,592
  3,600   New York Community Bancorp..................................      118,944
  7,455   Provident Bankshares Corporation............................      178,995
 12,900   Raymond James Financial, Inc. ..............................      375,390
  7,600   Southwest Bancorp(b)........................................      239,096
  9,400   Staten Island Bancorp, Inc. ................................      250,510
  4,800   Sterling Bancshares, Inc. ..................................       83,376
 16,200   TrustCo Bank Corporation....................................      191,970
  3,900   Washington Federal, Inc. ...................................       99,450
                                                                        -----------
                                                                          4,356,189
                                                                        -----------
          HEALTH CARE -- 12.4%
  3,400   Alpharma, Inc. Class A......................................       87,210
  3,200   Cephalon, Inc.(b)...........................................      193,856
  2,400   Cerner Corporation(b).......................................      100,608
  4,700   Conmed Corporation(b).......................................      100,862
  4,200   Cooper Companies, Inc.(b)...................................      191,940
 17,900   Coventry Health Care, Inc.(b)...............................      302,510
  3,200   Datascope Corporation.......................................      128,192
  2,600   Diagnostic Products Corporation.............................      202,072
  8,200   Invacare Corporation........................................      304,220

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          HEALTH CARE (CONTINUED)
  2,500   Medicis Pharmaceutical Corporation, Class A(b)..............  $   131,600
  6,000   Mentor Corporation..........................................      158,880
 13,300   Mid Atlantic Medical Services, Inc.(b)......................      219,716
  4,900   Orthodontic Centers Of America, Inc.(b).....................      150,430
  9,000   Owens & Minor, Inc. ........................................      166,950
  5,400   Patterson Dental Company(b).................................      184,248
 12,400   Pharmaceutical Product Development, Inc.(b).................      397,916
  4,200   PolyMedica Corporation(b)...................................      134,022
  4,100   Priority Healthcare Corporation, Series B(b)................      141,778
  2,900   Regeneron Pharmaceutical, Inc.(b)...........................       92,539
  9,000   Renal Care Group, Inc.(b)...................................      256,230
  3,000   Resmed, Inc.(b).............................................      163,800
  6,500   Syncor International Corporation(b).........................      189,410
  8,200   Universal Health Services(b)................................      655,999
                                                                        -----------
                                                                          4,654,988
                                                                        -----------
          MULTI INDUSTRY -- 0.4%
 11,600   Gencorp, Inc. ..............................................      135,604
                                                                        -----------
          RAW MATERIALS -- 3.7%
  2,100   Cambrex Corporation.........................................      112,161
  1,000   Chemed Corporation..........................................       35,100
  2,200   OM Group, Inc. .............................................      136,400
  2,600   Quaker Chemical Corporation.................................       52,598
  5,000   Reliance Steel & Aluminum Company...........................      136,750
 12,700   Stillwater Mining Company(b)................................      403,860
  3,300   Techne Corporation(b).......................................      108,933
  8,600   The Scotts Company(b).......................................      393,020
                                                                        -----------
                                                                          1,378,822
                                                                        -----------
          RESTAURANTS -- 2.8%
  6,300   Applebee's International, Inc. .............................      250,614
  3,700   IHOP Corporation(b).........................................       94,350
 10,400   Jack In the Box, Inc.(b)....................................      266,760
  5,100   Landry's Seafood Restaurants................................       76,500
  1,200   Panera Bread Company, Class A(b)............................       44,124
 10,500   Ruby Tuesday, Inc. .........................................      178,500
  2,100   Sonic Corporation(b)........................................       52,290
  3,000   The Cheesecake Factory(b)...................................      104,310
                                                                        -----------
                                                                          1,067,448
                                                                        -----------
          RETAIL -- 7.2%
  4,050   99 Cents Only Stores(b).....................................      110,363
  2,900   AnnTaylor Stores Corporation(b).............................       98,948
 12,200   Burlington Coat Factory Warehouse Corporation...............      238,632

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
  4,500   Casey's General Stores......................................  $    48,420
  6,600   Cato Corporation............................................      127,578
  2,300   CEC Entertainment, Inc.(b)..................................       99,590
  4,200   Chico's FAS, Inc.(b)........................................      139,692
  5,400   Dress Barn, Inc. (The)(b)...................................      135,648
  2,500   Ethan Allen Interiors, Inc. ................................       91,775
  4,700   Footstar, Inc.(b)...........................................      158,860
  2,200   Gottschalks, Inc.(b)........................................        9,130
  3,700   Linen 'n Things, Inc.(b)....................................      106,967
  4,500   Men's Wearhouse, Inc. (The)(b)..............................      120,510
 11,900   Michaels Stores, Inc.(b)....................................      442,680
  5,100   O'Reilly Automotive, Inc.(b)................................      128,571
  7,000   Pacific Sunwear of California, Inc.(b)......................      161,000
 14,600   Pier 1 Imports, Inc. .......................................      171,550
  3,700   Rare Hospitality International(b)...........................       86,099
  3,800   Stein Mart, Inc.(b).........................................       40,052
  1,900   Whole Foods Market, Inc.(b).................................      108,813
  3,200   Zale Corporation(b).........................................      104,064
                                                                        -----------
                                                                          2,728,942
                                                                        -----------
          SHELTER -- 3.7%
 17,982   D. R. Horton, Inc. .........................................      370,789
  4,600   MDC Holdings, Inc. .........................................      145,038
  1,900   NVR, Inc.(b)................................................      327,769
  3,100   Ryland Group, Inc. .........................................      140,430
  7,100   Standard-Pacific Corporation................................      130,995
  8,500   Toll Brothers, Inc.(b)......................................      277,525
                                                                        -----------
                                                                          1,392,546
                                                                        -----------
          TECHNOLOGY -- 12.6%
  6,600   Aeroflex, Inc.(b)...........................................       78,672
  4,400   Alliant Techsystems, Inc.(b)................................      419,584
  4,600   Alpha Industries, Inc.(b)...................................      101,200
 15,200   Anixter International(b)....................................      454,480
  4,200   APW Limited(b)..............................................       38,346
 12,346   ASM Lithography Holding NV(b)...............................      287,159
  2,900   Aspen Technologies, Inc.(b).................................       68,353
 13,600   Avant! Corporation(b).......................................      228,616
  7,800   BE Aerospace, Inc.(b).......................................      185,640
  7,500   Bell Microproducts, Inc.(b).................................       80,175
  2,300   Benchmark Electronics, Inc.(b)..............................       52,923
  5,500   Black Box Corporation(b)....................................      318,835
 17,400   Cable Design Technologies Corporation(b)....................      247,080
  4,600   Cognex Corporation(b).......................................      137,678
 11,300   CTS Corporation.............................................      254,250

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          TECHNOLOGY (CONTINUED)
  8,600   DMC Stratex Networks, Inc.(b)...............................  $    48,590
  9,900   General Semiconductor, Inc.(b)..............................      109,692
  5,500   Mercury Computer Systems Inc.(b)............................      262,350
  5,600   Park Electrochemical Corporation............................      121,352
  1,700   Photon Dynamics, Inc.(b)....................................       53,584
  4,000   Photronics, Inc.(b).........................................       93,040
 10,300   Pioneer Standard Electronics, Inc. .........................      116,390
 13,000   Read-Rite Corporation(b)....................................       65,390
  2,000   Standard Microsystems(b)....................................       24,160
  7,600   Varian Medical Systems, Inc.(b).............................      550,999
 11,000   WMS Industries, Inc.(b).....................................      330,220
                                                                        -----------
                                                                          4,728,758
                                                                        -----------
          TRANSPORTATION -- 2.2%
  5,500   Arkansas Best Corporation(b)................................      118,250
  7,800   Arnold Industries, Inc. ....................................      144,690
  2,500   Landstar System, Inc.(b)....................................      166,000
  5,200   Roadway Express, Inc. ......................................      136,136
  4,000   SkyWest, Inc. ..............................................      113,600
  5,200   U.S. Freightways Corporation................................      147,576
                                                                        -----------
                                                                            826,252
                                                                        -----------
          UTILITIES -- 5.0%
 11,400   Atmos Energy Corporation....................................      264,480
  2,000   Cascade Natural Gas Corporation.............................       38,000
  3,200   CH Energy Group, Inc. ......................................      139,200
  8,300   Energen Corporation.........................................      273,900
  1,800   Laclede Gas Company.........................................       43,020
  4,300   Northwestern Corporation....................................       95,675
  4,000   Philadelphia Suburban Corporation...........................       91,280
 10,000   RGS Energy Group, Inc.......................................      373,400
  6,400   Southwestern Energy Company(b)..............................       98,240
  5,200   UGI Corporation.............................................      138,632
  4,100   UIL Holdings Corporation....................................      194,381
  5,800   UniSource Energy Corporation................................      145,754
                                                                        -----------
                                                                          1,895,962
                                                                        -----------
          TOTAL COMMON STOCKS.........................................   36,535,937
                                                                        -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          INVESTMENT COMPANIES -- 0.6%
236,192   AIM Treasury Money Market...................................  $   236,192
                                                                        -----------
          TOTAL INVESTMENT COMPANIES..................................      236,192
                                                                        -----------
          TOTAL INVESTMENTS (Cost $35,951,990)(a) -- 97.5%............   36,772,129
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............      956,210
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $37,728,339
                                                                        ===========

---------------

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation...............................  $ 4,721,031
            Unrealized depreciation...............................   (3,900,892)
                                                                    -----------
            Net unrealized appreciation...........................  $   820,139
                                                                    ===========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS -- 98.4%
          BUSINESS EQUIPMENT & SERVICES -- 5.5%
 15,000   Apollo Group, Inc.(b).......................................  $   509,850
 19,300   Sysco Corporation...........................................      573,789
                                                                        -----------
                                                                          1,083,639
                                                                        -----------
          CAPITAL GOODS -- 5.1%
  7,300   Newport News Shipbuilding, Inc. ............................      466,689
 11,700   Precision Castparts Corporation.............................      523,809
                                                                        -----------
                                                                            990,498
                                                                        -----------
          COMPUTERS -- SERVICES -- 2.5%
  7,400   First Data Corporation......................................      485,514
                                                                        -----------
          CONSUMER GOODS & SERVICES -- 5.3%
  8,700   International Game Technologies(b)..........................      534,615
 11,200   Jones Apparel Group, Inc.(b)................................      495,040
                                                                        -----------
                                                                          1,029,655
                                                                        -----------
          ELECTRONICS -- 2.8%
  6,500   Nvidia Corporation(b).......................................      556,465
                                                                        -----------
          ENERGY -- 26.3%
  8,700   Apache Corp. ...............................................      518,085
  6,600   BJ Services Company(b)......................................      495,000
 12,200   Calpine Corporation(b)......................................      601,460
  8,800   Dynegy, Inc., Class A.......................................      433,840
 26,000   Ocean Energy, Inc. .........................................      494,000
 17,400   Questar Corporation.........................................      539,226
  6,900   Texaco, Inc. ...............................................      492,660
 10,100   Ultramar Diamond Shamrock Corporation.......................      506,515
 16,200   USX-Marathon Group..........................................      524,070
 15,400   Utilicorp United, Inc. .....................................      555,478
                                                                        -----------
                                                                          5,160,334
                                                                        -----------
          ENTERTAINMENT -- 2.7%
 14,200   Harrah's Entertainment, Inc.(b).............................      519,294
                                                                        -----------
          FINANCIAL SERVICES -- 16.1%
 11,700   Americredit Corporation(b)..................................      610,740
 15,000   Dime Bancorp, Inc. .........................................      529,500
 14,000   GreenPoint Financial Corporation............................      531,860
  6,500   Lehman Brothers Holdings, Inc. .............................      465,465
  6,600   Radian Group, Inc. .........................................      560,340
 12,300   Washington Mutual, Inc. ....................................      438,126
                                                                        -----------
                                                                          3,136,031
                                                                        -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2001

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          HEALTH CARE -- 8.5%
  6,400   Express Scripts, Inc., Class A(b)...........................  $   617,856
  8,100   Lincare Holdings, Inc.(b)...................................      470,124
 12,500   Tenet Healthcare Corporation(b).............................      568,625
                                                                        -----------
                                                                          1,656,605
                                                                        -----------
          INSURANCE -- 2.7%
 18,900   Old Republic International Corporation......................      533,547
                                                                        -----------
          RESIDENTIAL BUILDING CONSTRUCTION -- 2.8%
 13,300   Pulte Corporation...........................................      537,320
                                                                        -----------
          RESTAURANTS -- 5.1%
 20,700   Brinker International, Inc.(b)..............................      508,185
 17,300   Darden Restaurants, Inc. ...................................      482,670
                                                                        -----------
                                                                            990,855
                                                                        -----------
          RETAIL -- 4.9%
 11,400   American Eagle Outfitters(b)................................      418,950
 18,200   Bed Bath & Beyond, Inc.(b)..................................      538,174
                                                                        -----------
                                                                            957,124
                                                                        -----------
          TECHNOLOGY -- 3.1%
  6,800   L-3 Communications Holdings, Inc.(b)........................      601,800
                                                                        -----------
          UTILITIES -- 5.0%
 21,900   AGL Resources...............................................      514,650
 10,100   Reliant Energy, Inc. .......................................      465,408
                                                                        -----------
                                                                            980,058
                                                                        -----------
          TOTAL COMMON STOCKS.........................................   19,218,739
                                                                        -----------
          INVESTMENT COMPANIES -- 2.7%
531,415   AIM Treasury Money Market...................................      531,415
                                                                        -----------
          TOTAL INVESTMENT COMPANIES..................................      531,415
                                                                        -----------
          TOTAL INVESTMENTS (Cost $18,568,021)(a) -- 101.1%...........   19,750,154
          LIABILITIES IN EXCESS OF OTHER ASSETS -- 1.1%...............     (218,822)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $19,531,332
                                                                        ===========

---------------

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation.................................  $1,576,505
           Unrealized depreciation.................................    (394,372)
                                                                     ----------
           Net unrealized appreciation.............................  $1,182,133
                                                                     ==========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 2001

                                                                              THE SHORT TERM    THE INTERMEDIATE
                                                               THE MONEY        GOVERNMENT      TERM GOVERNMENT
                                                              MARKET FUND      INCOME FUND        INCOME FUND
                                                              ------------    --------------    ----------------
ASSETS:
Investments, at value (cost $661,969,845, $72,641,754 and
  $128,168,938, respectively)...............................  $661,969,845     $74,097,073        $132,107,268
Interest and dividends receivable...........................     1,892,724         831,875           1,740,466
Prepaid expenses............................................        12,050           3,240               4,307
                                                              ------------     -----------        ------------
TOTAL ASSETS................................................   663,874,619      74,932,188         133,852,041
                                                              ------------     -----------        ------------
LIABILITIES:
Dividends payable...........................................     2,314,217         315,298             652,252
Payable for capital shares redeemed.........................           105          34,546               1,445
Accrued expenses and other liabilities:
  Advisory..................................................       110,581          24,884              51,322
  Administration............................................         3,823             910               1,645
  Distribution..............................................        18,702           1,201               2,630
  Custodian.................................................        22,116           2,488               4,562
  Other.....................................................        78,517          16,146              24,888
                                                              ------------     -----------        ------------
TOTAL LIABILITIES...........................................     2,548,061         395,473             738,744
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $661,326,558     $74,536,715        $133,113,297
                                                              ============     ===========        ============
COMPOSITION OF NET ASSETS:
Capital.....................................................  $661,302,063     $76,089,428        $137,810,681
Accumulated net investment income/(loss)....................        24,495         (12,444)               (234)
Accumulated net realized losses from investment
  transactions..............................................            --      (2,995,588)         (8,635,480)
Net unrealized appreciation on investments..................            --       1,455,319           3,938,330
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $661,326,558     $74,536,715        $133,113,297
                                                              ============     ===========        ============
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $574,725,973     $68,671,563        $121,109,787
Shares Outstanding..........................................   574,702,647       6,850,267          11,882,026
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00     $     10.02        $      10.19
                                                              ============     ===========        ============
CLASS A SHARES:
Net Assets..................................................  $ 86,334,486     $ 5,865,152        $ 11,887,687
Shares Outstanding..........................................    86,333,324         585,194           1,167,198
Net Asset Value and Redemption Price per share..............  $       1.00     $     10.02        $      10.18
                                                              ============     ===========        ============
Maximum sales charge........................................           N/A            3.00%               5.25%
                                                              ============     ===========        ============
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................  $       1.00     $     10.33        $      10.74
                                                              ============     ===========        ============
CLASS B SHARES:
Net Assets..................................................  $    266,099                        $    115,823
Shares Outstanding..........................................       266,092                              11,372
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00                        $      10.18
                                                              ============                        ============

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 2001

                                                              THE LARGE CAP    THE MID CAP
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $106,442,300 and $73,149,134,
  respectively).............................................  $204,154,393     $91,085,088
Interest and dividends receivable...........................       414,941          64,004
Receivable for capital shares issued........................         8,911           7,761
Receivable for investments sold.............................            --       3,877,868
Prepaid expenses............................................         9,523           8,141
                                                              ------------     -----------
TOTAL ASSETS................................................   204,587,768      95,042,862
                                                              ------------     -----------
LIABILITIES:
Dividends payable...........................................       252,369              --
Payable for investments purchased...........................            --       4,808,687
Payable for capital shares redeemed.........................        28,969          13,350
Accrued expenses and other liabilities:
  Advisory..................................................       105,005          57,569
  Administration............................................         2,532           1,114
  Distribution..............................................        14,628           3,584
  Custodian.................................................         7,000           3,070
  Other.....................................................        45,646          26,669
                                                              ------------     -----------
TOTAL LIABILITIES...........................................       456,149       4,914,043
                                                              ------------     -----------
NET ASSETS..................................................  $204,131,619     $90,128,819
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $ 99,079,274     $58,539,371
Accumulated net investment income...........................        14,781              --
Accumulated net realized gains from investment
  transactions..............................................     7,325,471      13,653,494
Net unrealized appreciation on investments..................    97,712,093      17,935,954
                                                              ------------     -----------
NET ASSETS..................................................  $204,131,619     $90,128,819
                                                              ============     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $154,775,740     $74,765,207
Shares Outstanding..........................................     6,657,252       4,795,016
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $      23.25     $     15.59
                                                              ============     ===========
CLASS A SHARES:
Net Assets..................................................  $ 43,027,565     $14,890,449
Shares Outstanding..........................................     1,856,292         961,272
Net Asset Value and Redemption Price per share..............  $      23.18     $     15.49
                                                              ============     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                              ============     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................  $      24.46     $     16.35
                                                              ============     ===========
CLASS B SHARES:
Net Assets..................................................  $  6,328,314     $   473,163
Shares Outstanding..........................................       276,881          31,305
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $      22.86     $     15.11
                                                              ============     ===========

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 2001

                                                              THE SMALL CAP    THE LEADERS
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $35,951,990 and $18,568,021,
  respectively).............................................   $36,772,129     $19,750,154
Interest and dividends receivable...........................        18,242          22,888
Receivable for investments sold.............................       976,829       2,358,598
Deferred organization costs.................................         2,519              --
Prepaid expenses............................................         3,603          18,998
                                                               -----------     -----------
TOTAL ASSETS................................................    37,773,322      22,150,638
                                                               -----------     -----------
LIABILITIES:
Payable for investments purchased...........................            --       2,603,552
Payable for capital shares redeemed.........................           300              --
Accrued expenses and other liabilities:
  Advisory..................................................        26,063          10,271
  Administration............................................           471             241
  Distribution..............................................           864             388
  Custodian.................................................         1,303             669
  Other.....................................................        15,982           4,185
                                                               -----------     -----------
TOTAL LIABILITIES...........................................        44,983       2,619,306
                                                               -----------     -----------
NET ASSETS..................................................   $37,728,339     $19,531,332
                                                               ===========     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................   $43,916,660     $23,081,026
Accumulated net realized losses from investment
  transactions..............................................    (7,008,460)     (4,731,827)
Net unrealized appreciation on investments..................       820,139       1,182,133
                                                               -----------     -----------
NET ASSETS..................................................   $37,728,339     $19,531,332
                                                               ===========     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................   $33,896,018     $18,472,972
Shares Outstanding..........................................     3,931,598       2,340,125
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................   $      8.62     $      7.89
                                                               ===========     ===========
CLASS A SHARES:
Net Assets..................................................   $ 3,785,554     $   809,246
Shares Outstanding..........................................       443,441         102,764
Net Asset Value and Redemption Price per share..............   $      8.54     $      7.87
                                                               ===========     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                               ===========     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................   $      9.01     $      8.31
                                                               ===========     ===========
CLASS B SHARES:
Net Assets..................................................   $    46,767     $   249,114
Shares Outstanding..........................................         5,581          31,775
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................   $      8.38     $      7.84
                                                               ===========     ===========

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the year ended May 31, 2001

                                                                   THE SHORT TERM   THE INTERMEDIATE
                                                      THE MONEY      GOVERNMENT      TERM GOVERNMENT
                                                     MARKET FUND    INCOME FUND        INCOME FUND
                                                     -----------   --------------   -----------------
INVESTMENT INCOME:
Interest...........................................  $36,396,473     $4,730,917        $ 9,257,191
Dividend...........................................       52,914         73,065             85,180
                                                     -----------     ----------        -----------
  TOTAL INVESTMENT INCOME..........................   36,449,387      4,803,982          9,342,371
                                                     -----------     ----------        -----------
EXPENSES:
Advisory...........................................    1,791,241        312,409            698,389
Administration.....................................      895,622        117,154            209,518
Distribution:
  Class A Shares...................................      285,280         16,067             29,948
  Class B Shares...................................        2,408             --              1,133
Accounting.........................................       42,367         39,783             56,635
Custodian..........................................      238,833         31,241             55,872
Transfer agent.....................................       95,358         36,467             55,821
Other..............................................      219,750         32,225             54,112
                                                     -----------     ----------        -----------
  Total expenses before fee reductions.............    3,570,859        585,346          1,161,428
  Advisory reductions..............................     (597,073)            --            (69,838)
  Administration reductions........................     (477,667)            --                 --
  Distribution reductions..........................      (81,598)        (4,595)            (8,563)
                                                     -----------     ----------        -----------
  NET EXPENSES.....................................    2,414,521        580,751          1,083,027
                                                     -----------     ----------        -----------
NET INVESTMENT INCOME..............................   34,034,866      4,223,231          8,259,344
                                                     -----------     ----------        -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized gains/(losses) from investment
  transactions.....................................       26,233       (140,258)           866,783
Change in unrealized appreciation/depreciation from
  investments......................................           --      2,993,229          7,989,298
                                                     -----------     ----------        -----------
Net realized/unrealized gains from investments.....       26,233      2,852,971          8,856,081
                                                     -----------     ----------        -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.....  $34,061,099     $7,076,202        $17,115,425
                                                     ===========     ==========        ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the year ended May 31, 2001

                                                              THE LARGE CAP   THE MID CAP
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   ------------
INVESTMENT INCOME:
Interest....................................................  $         --    $     35,569
Dividend....................................................     3,594,169       1,051,202
                                                              ------------    ------------
  TOTAL INVESTMENT INCOME...................................     3,594,169       1,086,771
                                                              ------------    ------------
EXPENSES:
Advisory....................................................     1,671,730         744,459
Administration..............................................       417,935         148,893
Distribution:
  Class A Shares............................................       163,805          53,330
  Class B Shares............................................        68,723           5,025
Accounting..................................................        45,248          46,071
Custodian...................................................       111,450          39,705
Transfer agent..............................................       157,607          85,076
Other.......................................................       108,687          53,038
                                                              ------------    ------------
  Total expenses before fee reductions......................     2,745,185       1,175,597
  Distribution reductions...................................       (46,864)        (15,256)
                                                              ------------    ------------
  NET EXPENSES..............................................     2,698,321       1,160,341
                                                              ------------    ------------
NET INVESTMENT INCOME/(LOSS)................................       895,848         (73,570)
                                                              ------------    ------------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions.............    54,679,952      17,121,454
Change in unrealized appreciation/depreciation from
  investments...............................................   (90,048,145)    (10,042,968)
                                                              ------------    ------------
Net realized/unrealized gains/(losses) from investments.....   (35,368,193)      7,078,486
                                                              ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(34,472,345)   $  7,004,916
                                                              ============    ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the year ended May 31, 2001

                                                              THE SMALL CAP     THE LEADERS
                                                               EQUITY FUND    EQUITY FUND(a)
                                                              -------------   ---------------
INVESTMENT INCOME:
Interest....................................................   $    26,273      $     1,889
Dividend....................................................       312,608          127,130
                                                               -----------      -----------
  TOTAL INVESTMENT INCOME...................................       338,881          129,019
                                                               -----------      -----------
EXPENSES:
Advisory....................................................       409,687          125,006
Administration..............................................        61,453           18,751
Distribution:
  Class A Shares............................................        12,539            1,911
  Class B Shares............................................           523            1,623
Accounting..................................................        47,997           32,158
Custodian...................................................        16,388            5,000
Registration................................................        10,819           13,399
Transfer agent..............................................        46,732           11,241
Other.......................................................        15,404            5,950
                                                               -----------      -----------
  Total expenses before fee reductions/reimbursements.......       621,542          215,039
  Advisory reductions/reimbursements........................       (81,937)         (55,270)
  Distribution reductions...................................        (3,587)            (551)
                                                               -----------      -----------
  NET EXPENSES..............................................       536,018          159,218
                                                               -----------      -----------
NET INVESTMENT LOSS.........................................      (197,137)         (30,199)
                                                               -----------      -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....     7,806,697       (4,731,827)
Change in unrealized appreciation/depreciation from
  investments...............................................    (4,870,527)       1,182,133
                                                               -----------      -----------
Net realized/unrealized gains/(losses) from investments.....     2,936,170       (3,549,694)
                                                               -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $ 2,739,033      $(3,579,893)
                                                               ===========      ===========

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                              THE SHORT TERM             THE INTERMEDIATE TERM
                                             THE MONEY MARKET FUND        GOVERNMENT INCOME FUND        GOVERNMENT INCOME FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                          FOR THE YEARS ENDED MAY 31,   FOR THE YEARS ENDED MAY 31,   FOR THE YEARS ENDED MAY 31,
                                          ---------------------------   ---------------------------   ---------------------------
                                              2001           2000           2001           2000           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..................  $ 34,034,866   $ 26,530,667   $  4,223,231   $  5,742,780   $  8,259,344   $  8,756,736
 Net realized gains/(losses) from
   investment transactions..............        26,233           (683)      (140,258)      (795,728)       866,783     (4,999,827)
 Change in unrealized
   appreciation/depreciation from
   investments..........................            --             --      2,993,229       (671,355)     7,989,298     (2,779,369)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................    34,061,099     26,529,984      7,076,202      4,275,697     17,115,425        977,540
                                          ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS:
 Net investment income
   Institutional Class Shares...........   (29,551,835)   (21,932,862)    (3,978,331)    (5,489,935)    (7,724,559)    (8,386,458)
   Class A Shares.......................    (4,471,572)    (4,572,163)      (236,188)      (252,845)      (480,888)      (366,173)
   Class B Shares.......................       (11,459)       (25,657)            --             --         (5,535)        (4,105)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................   (34,034,866)   (26,530,682)    (4,214,519)    (5,742,780)    (8,210,982)    (8,756,736)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS...........................   146,050,670     38,527,269    (20,307,615)   (25,291,153)   (23,410,251)    (7,831,581)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS....................   146,076,903     38,526,571    (17,445,932)   (26,758,236)   (14,505,808)   (15,610,777)
NET ASSETS:
 Beginning of period....................   515,249,655    476,723,084     91,982,647    118,740,883    147,619,105    163,229,882
                                          ------------   ------------   ------------   ------------   ------------   ------------
 End of period..........................  $661,326,558   $515,249,655   $ 74,536,715   $ 91,982,647   $133,113,297   $147,619,105
                                          ============   ============   ============   ============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                               THE LARGE CAP EQUITY FUND       THE MID CAP EQUITY FUND
                                                              ----------------------------   ---------------------------
                                                              FOR THE YEARS ENDED MAY 31,    FOR THE YEARS ENDED MAY 31,
                                                              ----------------------------   ---------------------------
                                                                  2001            2000           2001           2000
                                                              -------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)...............................  $     895,848   $  1,331,366   $    (73,570)  $    (82,565)
 Net realized gains from investment transactions............     54,679,952     21,594,267     17,121,454     24,606,485
 Change in unrealized appreciation/depreciation from
   investments..............................................    (90,048,145)    (3,788,229)   (10,042,968)   (13,531,448)
                                                              -------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    (34,472,345)    19,137,404      7,004,916     10,992,472
                                                              -------------   ------------   ------------   ------------
DIVIDENDS:
 Net investment income
   Institutional Class Shares...............................       (803,976)    (1,128,430)            --             --
   Class A Shares...........................................       (124,905)      (131,647)            --             --
   Class B Shares...........................................         (3,029)            --             --             --
 Net realized gains
   Institutional Class Shares...............................    (20,309,549)    (7,872,229)   (11,131,251)   (16,578,990)
   Class A Shares...........................................     (3,784,301)    (1,580,158)    (2,042,111)    (3,033,802)
   Class B Shares...........................................       (594,152)      (138,492)       (78,544)       (41,671)
                                                              -------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (25,619,912)   (10,850,956)   (13,251,906)   (19,654,463)
                                                              -------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............    (87,379,835)    (7,506,909)   (16,088,160)    (5,751,460)
                                                              -------------   ------------   ------------   ------------
CHANGE IN NET ASSETS........................................   (147,472,092)       779,539    (22,335,150)   (14,413,451)
NET ASSETS:
 Beginning of period........................................    351,603,711    350,824,172    112,463,969    126,877,420
                                                              -------------   ------------   ------------   ------------
 End of period..............................................  $ 204,131,619   $351,603,711   $ 90,128,819   $112,463,969
                                                              =============   ============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                               THE SMALL CAP EQUITY FUND        THE LEADERS
                                                              ---------------------------       EQUITY FUND
                                                              FOR THE YEARS ENDED MAY 31,   --------------------
                                                              ---------------------------   FOR THE PERIOD ENDED
                                                                  2001           2000         MAY 31, 2001 (A)
                                                              ------------   ------------   --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss........................................  $   (197,137)  $   (269,256)      $   (30,199)
 Net realized gains/(losses) from investment transactions...     7,806,697     (9,328,002)       (4,731,827)
 Change in unrealized appreciation/depreciation from
   investments..............................................    (4,870,527)    11,191,861         1,182,133
                                                              ------------   ------------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     2,739,033      1,594,603        (3,579,893)
                                                              ------------   ------------       -----------
DIVIDENDS:
 Net investment income
   Institutional Class Shares...............................            --             --            (3,946)
   Class A Shares...........................................            --             --               (85)
   Class B Shares...........................................            --             --                (2)
                                                              ------------   ------------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............            --             --            (4,033)
                                                              ------------   ------------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   (13,061,414)   (13,384,358)       23,115,258
                                                              ------------   ------------       -----------
CHANGE IN NET ASSETS........................................   (10,322,381)   (11,789,755)       19,531,332
NET ASSETS:
 Beginning of period........................................    48,050,720     59,840,475                --
                                                              ------------   ------------       -----------
 End of period..............................................  $ 37,728,339   $ 48,050,720       $19,531,332
                                                              ============   ============       ===========

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 2001
1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). The Leaders Equity Fund commenced operations on September 1, 2000. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable,

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

ORGANIZATION EXPENSES:
Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations, except for the Leaders Equity Fund which was expensed as incurred. The Small Cap Equity Fund is the only fund currently amortizing organization costs.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Government Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS
ADVISOR AND CUSTODIAN:
Effective May 2001 Trustmark Financial Services, Inc., ("Advisor") a wholly-owned subsidiary of Trustmark National Bank ("Trustmark Bank") acts as Advisor to the Funds. The Advisor is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the year ended May 31, 2001, the advisory fee rates were as follows:

                                                               ADVISORY FEE
                                                                   RATE
                                                               ------------
The Money Market Fund.......................................       0.30%
The Short Term Government Income Fund.......................       0.40%
The Intermediate Term Government Income Fund................       0.50%
The Large Cap Equity Fund...................................       0.60%
The Mid Cap Equity Fund.....................................       0.75%
The Small Cap Equity Fund...................................       1.00%
The Leaders Equity Fund.....................................       1.00%

Trustmark Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2001, the Distributor received $107,462 from commissions earned on sales of the Funds of which $107,417 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                           CLASS       EXPENSE LIMITATION
----                                                       -------------   ------------------
The Leaders Equity Fund..................................  Institutional          1.25%
The Leaders Equity Fund..................................              A          1.50%
The Leaders Equity Fund..................................              B          2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2001, were as follows:

                                                              PURCHASES       SALES
                                                             -----------   -----------
The Short Term Government Income Fund......................  $22,536,817   $43,965,715
The Intermediate Term Government Income Fund...............   19,309,817    43,241,364
The Large Cap Equity Fund..................................    6,930,598    56,110,444
The Mid Cap Equity Fund....................................   59,715,114    85,921,163
The Small Cap Equity Fund..................................   36,171,333    46,633,942
The Leaders Equity Fund(a).................................   45,190,139    22,781,706

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

5. CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in capital and shares of beneficial interest by class for the year ended May 31, 2001, were as follows:

                                                                                    THE SHORT TERM
                                                 THE MONEY MARKET FUND          GOVERNMENT INCOME FUND
                                            -------------------------------   ---------------------------
                                              FOR THE YEARS ENDED MAY 31,     FOR THE YEARS ENDED MAY 31,
                                            -------------------------------   ---------------------------
                                                 2001             2000            2001           2000
CAPITAL TRANSACTIONS:                       ---------------   -------------   ------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued...............  $ 1,214,946,092   $ 744,783,074   $  6,562,359   $ 14,891,738
Dividends reinvested......................          372,717         207,484      2,492,193      3,452,594
Cost of shares redeemed...................   (1,072,705,464)   (695,077,846)   (30,596,043)   (42,576,345)
                                            ---------------   -------------   ------------   ------------
Institutional Class Shares capital
  transactions............................      142,613,345      49,912,712    (21,541,491)   (24,232,013)
                                            ---------------   -------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued...............      132,495,643     129,424,712      6,211,569      1,548,937
Dividends reinvested......................        4,553,721       4,458,728        204,513        221,025
Cost of shares redeemed...................     (133,570,185)   (145,378,448)    (5,182,206)    (2,829,102)
                                            ---------------   -------------   ------------   ------------
Class A Shares capital transactions.......        3,479,179     (11,495,008)     1,233,876     (1,059,140)
                                            ---------------   -------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued...............          502,072       1,663,489             --             --
Dividends reinvested......................           11,069          21,339             --             --
Cost of shares redeemed...................         (554,995)     (1,575,263)            --             --
                                            ---------------   -------------   ------------   ------------
Class B Shares capital transactions.......          (41,854)        109,565             --             --
                                            ---------------   -------------   ------------   ------------
Change in net assets from capital
  transactions............................  $   146,050,670   $  38,527,269   $(20,307,615)  $(25,291,153)
                                            ===============   =============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued....................................    1,214,946,092     744,783,074        662,197      1,537,912
Reinvested................................          372,717         207,484        253,580        355,533
Redeemed..................................   (1,072,705,464)   (695,077,846)    (3,121,606)    (4,394,952)
                                            ---------------   -------------   ------------   ------------
Change in Institutional Class Shares......      142,613,345      49,912,712     (2,205,829)    (2,501,507)
                                            ---------------   -------------   ------------   ------------
CLASS A SHARES:
Issued....................................      132,495,643     129,424,712        630,371        159,845
Reinvested................................        4,553,721       4,458,728         20,762         22,762
Redeemed..................................     (133,570,185)   (145,378,448)      (528,229)      (292,069)
                                            ---------------   -------------   ------------   ------------
Change in Class A Shares..................        3,479,179     (11,495,008)       122,904       (109,462)
                                            ---------------   -------------   ------------   ------------
CLASS B SHARES:
Issued....................................          502,072       1,663,489             --             --
Reinvested................................           11,069          21,339             --             --
Redeemed..................................         (554,995)     (1,575,263)            --             --
                                            ---------------   -------------   ------------   ------------
Change in Class B Shares..................          (41,854)        109,565             --             --
                                            ---------------   -------------   ------------   ------------
Change in shares..........................      146,050,670      38,527,269     (2,082,925)    (2,610,969)
                                            ===============   =============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

                                                                 THE INTERMEDIATE TERM
                                                                 GOVERNMENT INCOME FUND
                                                              ----------------------------
                                                              FOR THE YEARS ENDED MAY 31,
                                                              ----------------------------
                                                                  2001            2000
CAPITAL TRANSACTIONS:                                         ------------    ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.................................  $ 15,888,414    $ 24,994,743
Dividends reinvested........................................     4,463,110       5,102,891
Cost of shares redeemed.....................................   (49,097,330)    (36,174,696)
                                                              ------------    ------------
Institutional Class Shares capital transactions.............   (28,745,806)     (6,077,062)
                                                              ------------    ------------
CLASS A SHARES:
Proceeds from shares issued.................................    11,423,769       2,501,225
Dividends reinvested........................................       438,539         345,206
Cost of shares redeemed.....................................    (6,559,589)     (4,587,254)
                                                              ------------    ------------
Class A Shares capital transactions.........................     5,302,719      (1,740,823)
                                                              ------------    ------------
CLASS B SHARES:
Proceeds from shares issued.................................        63,673          13,696
Dividends reinvested........................................         3,643           3,254
Cost of shares redeemed.....................................       (34,480)        (30,646)
                                                              ------------    ------------
Class B Shares capital transactions.........................        32,836         (13,696)
                                                              ------------    ------------
Change in net assets from capital transactions..............  $(23,410,251)   $ (7,831,581)
                                                              ============    ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................................     1,598,059       2,563,482
Reinvested..................................................       448,127         521,362
Redeemed....................................................    (4,926,258)     (3,725,882)
                                                              ------------    ------------
Change in Institutional Class Shares........................    (2,880,072)       (641,038)
                                                              ------------    ------------
CLASS A SHARES:
Issued......................................................     1,146,316         258,145
Reinvested..................................................        43,726          35,276
Redeemed....................................................      (664,177)       (469,987)
                                                              ------------    ------------
Change in Class A Shares....................................       525,865        (176,566)
                                                              ------------    ------------
CLASS B SHARES:
Issued......................................................         6,400           1,392
Reinvested..................................................           364             333
Redeemed....................................................        (3,366)         (3,174)
                                                              ------------    ------------
Change in Class B Shares....................................         3,398          (1,449)
                                                              ------------    ------------
Change in shares............................................    (2,350,809)       (819,053)
                                                              ============    ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

                                      THE LARGE CAP EQUITY FUND       THE MID CAP EQUITY FUND
                                     ----------------------------   ---------------------------
                                     FOR THE YEARS ENDED MAY 31,    FOR THE YEARS ENDED MAY 31,
                                     ----------------------------   ---------------------------
                                         2001            2000           2001           2000
CAPITAL TRANSACTIONS:                -------------   ------------   ------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued........  $  36,603,958   $ 58,299,170   $ 25,651,344   $ 30,527,956
Dividends reinvested...............     14,265,885      6,316,198      7,429,194     10,514,525
Cost of shares redeemed............   (138,014,293)   (69,459,265)   (48,803,354)   (44,557,016)
                                     -------------   ------------   ------------   ------------
Institutional Class Shares capital
  transactions.....................    (87,144,450)    (4,843,897)   (15,722,816)    (3,514,535)
                                     -------------   ------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued........     17,717,567     11,329,764      8,796,621      4,817,489
Dividends reinvested...............      3,800,130      1,737,607      2,008,077      3,002,076
Cost of shares redeemed............    (22,448,316)   (19,928,937)   (11,260,245)   (10,400,955)
                                     -------------   ------------   ------------   ------------
Class A Shares capital
  transactions.....................       (930,619)    (6,861,566)      (455,547)    (2,581,390)
                                     -------------   ------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued........      1,400,210      4,822,497        178,798        334,204
Dividends reinvested...............        520,062        139,321         57,985         39,233
Cost of shares redeemed............     (1,225,038)      (763,264)      (146,580)       (28,972)
                                     -------------   ------------   ------------   ------------
Class B Shares capital
  transactions.....................        695,234      4,198,554         90,203        344,465
                                     -------------   ------------   ------------   ------------
Change in net assets from capital
  transactions.....................  $ (87,379,835)  $ (7,506,909)  $(16,088,160)  $ (5,751,460)
                                     =============   ============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued.............................      1,399,255      2,009,354      1,554,953      1,661,967
Reinvested.........................        559,880        212,622        469,015        598,256
Redeemed...........................     (5,383,032)    (2,389,491)    (2,794,107)    (2,408,214)
                                     -------------   ------------   ------------   ------------
Change in Institutional Class
  Shares...........................     (3,423,897)      (167,515)      (770,139)      (147,991)
                                     -------------   ------------   ------------   ------------
CLASS A SHARES:
Issued.............................        648,482        390,596        493,060        268,056
Reinvested.........................        149,651         58,447        127,497        171,147
Redeemed...........................       (810,223)      (677,467)      (638,306)      (557,840)
                                     -------------   ------------   ------------   ------------
Change in Class A Shares...........        (12,090)      (228,424)       (17,749)      (118,637)
                                     -------------   ------------   ------------   ------------
CLASS B SHARES:
Issued.............................         52,768        167,703         10,513         18,498
Reinvested.........................         20,736          4,689          3,758          2,261
Redeemed...........................        (48,401)       (26,576)        (9,638)        (1,559)
                                     -------------   ------------   ------------   ------------
Change in Class B Shares...........         25,103        145,816          4,633         19,200
                                     -------------   ------------   ------------   ------------
Change in shares...................     (3,410,884)      (250,123)      (783,255)      (247,428)
                                     =============   ============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

                                                                                    THE LEADERS
                                                                                   EQUITY FUND(a)
                                                      THE SMALL CAP EQUITY FUND    --------------
                                                     ---------------------------   FOR THE PERIOD
                                                     FOR THE YEARS ENDED MAY 31,       ENDED
                                                     ---------------------------      MAY 31,
                                                         2001           2000            2001
CAPITAL TRANSACTIONS:                                ------------   ------------   --------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued........................  $ 55,850,522   $ 17,049,267    $23,218,116
Dividends reinvested...............................            --             --          2,056
Cost of shares redeemed............................   (68,671,869)   (29,174,963)    (1,354,909)
                                                     ------------   ------------    -----------
Institutional Class Shares capital transactions....   (12,821,347)   (12,125,696)    21,865,263
                                                     ------------   ------------    -----------
CLASS A SHARES:
Proceeds from shares issued........................     4,380,090      1,960,592      1,120,415
Dividends reinvested...............................            --             --             85
Cost of shares redeemed............................    (4,612,704)    (3,224,461)      (165,339)
                                                     ------------   ------------    -----------
Class A Shares capital transactions................      (232,614)    (1,263,869)       955,161
                                                     ------------   ------------    -----------
CLASS B SHARES:
Proceeds from shares issued........................         5,611         17,226        341,451
Dividends reinvested...............................            --             --              2
Cost of shares redeemed............................       (13,064)       (12,019)       (46,619)
                                                     ------------   ------------    -----------
Class B Shares capital transactions................        (7,453)         5,207        294,834
                                                     ------------   ------------    -----------
Change in net assets from capital transactions.....  $(13,061,414)  $(13,384,358)   $23,115,258
                                                     ============   ============    ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued.............................................     6,328,254      1,996,005      2,504,585
Reinvested.........................................            --             --            212
Redeemed...........................................    (7,691,325)    (3,434,926)      (164,672)
                                                     ------------   ------------    -----------
Change in Institutional Class Shares...............    (1,363,071)    (1,438,921)     2,340,125
                                                     ------------   ------------    -----------
CLASS A SHARES:
Issued.............................................       494,231        232,791        122,249
Reinvested.........................................            --             --              9
Redeemed...........................................      (531,242)      (379,281)       (19,494)
                                                     ------------   ------------    -----------
Change in Class A Shares...........................       (37,011)      (146,490)       102,764
                                                     ------------   ------------    -----------
CLASS B SHARES:
Issued.............................................           630          2,092         37,836
Redeemed...........................................        (1,546)        (1,490)        (6,061)
                                                     ------------   ------------    -----------
Change in Class B Shares...........................          (916)           602         31,775
                                                     ------------   ------------    -----------
Change in shares...................................    (1,400,998)    (1,584,809)     2,474,664
                                                     ============   ============    ===========

---------------

(a) Fund commenced operation on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2001

6. FEDERAL INCOME TAXES
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any to its shareholders. Accordingly, no provision for federal income or excise tax is required.

At May 31, 2001, the following funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by Treasury regulations:

                                                                AMOUNT     EXPIRES
                                                              ----------   -------
The Short Term Government Income Fund.......................  $1,466,013    2003
                                                                 595,936    2005
                                                                 210,095    2008
                                                                 723,544    2009
The Intermediate Term Government Income Fund................   4,066,366    2003
                                                                 114,007    2005
                                                                 314,674    2008
                                                               4,067,522    2009
The Small Cap Equity Fund...................................     447,230    2007
                                                               6,561,229    2008
The Leaders Equity Fund.....................................     929,898    2009

7. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)
During the year ended May 31, 2001, the Funds declared long term distributions of realized gains as follows:

                                                                LONG TERM
                                                                   20%
                                                               -----------
The Large Cap Equity Fund...................................   $28,037,256
The Mid Cap Equity Fund.....................................    12,477,237

For corporate shareholders the percentage of the total ordinary income dividends paid during the year ended May 31, 2001, that qualify for the corporate dividend received deduction, are as follows:

                                                               PERCENTAGE
                                                               ----------
The Large Cap Equity Fund...................................     100.00%
The Mid Cap Equity Fund.....................................      12.31%

Realized capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund has incurred and will elect to defer such realized losses:

                                                                POST-OCTOBER
                                                               DEFERRED LOSSES
                                                               ---------------
The Leaders Equity Fund.....................................     $3,801,929

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2001        2000        1999        1998        1997
INSTITUTIONAL CLASS SHARES                                  --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.06        0.05        0.05        0.05        0.05
  Net realized gains on investments.......................      0.00*         --          --          --          --
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities........................      0.06        0.05        0.05        0.05        0.05
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................................     (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                                               -----       -----       -----       -----       -----
  Total Dividends.........................................     (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............................    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                               =====       =====       =====       =====       =====
TOTAL RETURN..............................................      5.92%       5.38%       5.05%       5.43%       5.34%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................  $574,726    $432,090    $382,178    $349,024    $320,732
Ratio of expenses to average net assets...................      0.37%       0.35%       0.35%       0.33%       0.25%
Ratio of net investment income to average net assets......      5.73%       5.26%       4.92%       5.31%       5.20%
Ratio of expenses to average net assets(a)................      0.55%       0.54%       0.59%       0.57%       0.51%

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 * Less than $0.005 per share.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
CLASS A SHARES(A)                                             -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                -----      -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income.....................................     0.06       0.05       0.05       0.05       0.04
  Net realized gains on investments.........................     0.00*        --         --         --         --
                                                                -----      -----      -----      -----      -----
  Total from Investment Activities..........................     0.06       0.05       0.05       0.05       0.04
                                                                -----      -----      -----      -----      -----
DIVIDENDS:
  Net investment income.....................................    (0.06)     (0.05)     (0.05)     (0.05)     (0.04)
                                                                -----      -----      -----      -----      -----
  Total Dividends...........................................    (0.06)     (0.05)     (0.05)     (0.05)     (0.04)
                                                                -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD..............................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                =====      =====      =====      =====      =====
TOTAL RETURN................................................     5.66%      5.12%      4.79%      5.18%      5.07%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $86,334    $82,852    $94,347    $73,794    $92,220
Ratio of expenses to average net assets.....................     0.62%      0.60%      0.60%      0.58%      0.38%
Ratio of net investment income to average net assets........     5.49%      4.99%      4.67%      5.06%      5.23%
Ratio of expenses to average net assets(b)..................     0.90%      0.79%      0.84%      0.82%      0.48%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 * Less than $0.005 per share.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                               FOR THE
                                                             FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                             ---------------------------       MAY 31,
                                                                 2001            2000          1999(a)
CLASS B SHARES                                               ------------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.00         $ 1.00          $ 1.00
                                                                  ------         ------         -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        0.05           0.04            0.02
  Net realized gains on investments.........................        0.00*            --              --
                                                                  ------         ------         -------
  Total from Investment Activities..........................        0.05           0.04            0.02
                                                                  ------         ------         -------
DIVIDENDS:
  Net investment income.....................................       (0.05)         (0.04)          (0.02)
                                                                  ------         ------         -------
  Total Dividends...........................................       (0.05)         (0.04)          (0.02)
                                                                  ------         ------         -------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.00         $ 1.00          $ 1.00
                                                                  ======         ======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        4.87%          4.35%           2.30%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................        $266           $308            $198
Ratio of expenses to average net assets.....................        1.37%          1.33%           1.51%(c)
Ratio of net investment income to average net assets........        4.76%          4.30%           3.43%(c)
Ratio of expenses to average net assets(d)..................        1.55%          1.52%           1.73%(c)

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 * Less than $0.005.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2001        2000        1999        1998        1997
INSTITUTIONAL CLASS SHARES                                  --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 9.66      $ 9.79      $ 9.85      $ 9.75      $ 9.75
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.53        0.51        0.50        0.54        0.55
  Net realized and unrealized gains/(losses) on
    investments...........................................      0.36       (0.13)      (0.06)       0.10       (0.01)
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities........................      0.89        0.38        0.44        0.64        0.54
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................................     (0.53)      (0.51)      (0.50)      (0.54)      (0.54)
                                                               -----       -----       -----       -----       -----
  Total Dividends.........................................     (0.53)      (0.51)      (0.50)      (0.54)      (0.54)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............................    $10.02      $ 9.66      $ 9.79      $ 9.85      $ 9.75
                                                               =====       =====       =====       =====       =====
TOTAL RETURN..............................................      9.46%       3.94%       4.57%       6.73%       5.70%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................   $68,672     $87,517    $113,145    $120,203    $126,428
Ratio of expenses to average net assets...................      0.73%       0.70%       0.69%       0.64%       0.66%
Ratio of net investment income to average net assets......      5.42%       5.20%       5.09%       5.53%       5.63%
Portfolio turnover(a).....................................     29.53%      32.29%      49.19%      65.07%      85.21%

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2001        2000        1999        1998        1997
CLASS A SHARES(A)                                           --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 9.66      $ 9.79      $ 9.85      $ 9.75      $ 9.75
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.51        0.48        0.48        0.52        0.49
  Net realized and unrealized gains/(losses) on
    investments...........................................      0.36       (0.13)      (0.06)       0.10          --
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities........................      0.87        0.35        0.42        0.62        0.49
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................................     (0.51)      (0.48)      (0.48)      (0.52)      (0.49)
                                                               -----       -----       -----       -----       -----
  Total Dividends.........................................     (0.51)      (0.48)      (0.48)      (0.52)      (0.49)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............................    $10.02      $ 9.66      $ 9.79      $ 9.85      $ 9.75
                                                               =====       =====       =====       =====       =====
TOTAL RETURN (EXCLUDES SALES CHARGE)......................      9.19%       3.68%       4.31%       6.48%       5.44%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................    $5,865      $4,466      $5,596      $3,181      $1,205
Ratio of expenses to average net assets...................      0.98%       0.95%       0.94%       0.89%       0.87%
Ratio of net investment income to average net assets......      5.16%       4.95%       4.82%       5.28%       5.01%
Ratio of expenses to average net assets...................      1.08%(b)     0.95%      0.94%       0.89%       0.87%
Portfolio turnover(c).....................................     29.53%      32.29%      49.19%      65.07%      85.21%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares to a maximum sales charge of 3.00%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2001        2000        1999        1998        1997
INSTITUTIONAL CLASS SHARES                                  --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 9.58      $10.06      $10.34      $ 9.93      $ 9.82
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.59        0.55        0.54        0.59        0.60
  Net realized and unrealized gains/(losses) on
    investments...........................................      0.61       (0.48)      (0.28)       0.42        0.09
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities........................      1.20        0.07        0.26        1.01        0.69
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................................     (0.59)      (0.55)      (0.54)      (0.59)      (0.58)
  In excess of net investment income......................        --          --          --       (0.01)         --
                                                               -----       -----       -----       -----       -----
  Total Dividends.........................................     (0.59)      (0.55)      (0.54)      (0.60)      (0.58)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............................    $10.19      $ 9.58      $10.06      $10.34      $ 9.93
                                                               =====       =====       =====       =====       =====
TOTAL RETURN..............................................     12.79%       0.71%       2.47%      10.42%       7.20%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................  $121,110    $141,404    $154,916    $118,743     $94,242
Ratio of expenses to average net assets...................      0.76%       0.75%       0.79%       0.72%       0.86%
Ratio of net investment income to average net assets......      5.93%       5.59%       5.18%       5.78%       6.48%
Ratio of expenses to average net assets(a)................      0.81%       0.80%       0.84%       0.77%       0.91%
Portfolio turnover(b).....................................     14.06%      53.19%      74.03%      35.62%      46.23%

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2001        2000        1999        1998        1997
CLASS A SHARES(A)                                           --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 9.57      $10.05      $10.34      $ 9.93      $ 9.82
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.56        0.52        0.52        0.57        0.57
  Net realized and unrealized gains/(losses) on
    investments...........................................      0.61       (0.48)      (0.29)       0.42        0.10
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities........................      1.17        0.04        0.23        0.99        0.67
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................................     (0.56)      (0.52)      (0.52)      (0.57)      (0.56)
  In excess of net investment income......................        --          --          --       (0.01)         --
                                                               -----       -----       -----       -----       -----
  Total Dividends.........................................     (0.56)      (0.52)      (0.52)      (0.58)      (0.56)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............................    $10.18      $ 9.57      $10.05      $10.34      $ 9.93
                                                               =====       =====       =====       =====       =====
TOTAL RETURN (EXCLUDES SALES CHARGE)......................     12.51%       0.45%       2.11%      10.15%       6.92%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................   $11,888      $6,139      $8,219      $3,965      $1,465
Ratio of expenses to average net assets...................      1.01%       1.00%       1.05%       0.97%       1.03%
Ratio of net investment income to average net assets......      5.65%       5.32%       4.92%       5.53%       5.60%
Ratio of expenses to average net assets(b)................      1.16%       1.05%       1.10%       1.02%       1.08%
Portfolio turnover(c).....................................     14.06%      53.19%      74.03%      35.62%      46.23%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                FOR THE
                                                              FOR THE YEARS ENDED MAY 31,    PERIOD ENDED
                                                              ---------------------------       MAY 31,
                                                                  2001           2000           1999(A)
CLASS B SHARES                                                ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 9.57         $10.05           $10.81
                                                               --------       --------        ---------
INVESTMENT ACTIVITIES:
  Net investment income.....................................       0.49           0.45             0.28
  Net realized and unrealized gains/(losses) on
    investments.............................................       0.61          (0.48)           (0.76)
                                                               --------       --------        ---------
  Total from Investment Activities..........................       1.10          (0.03)           (0.48)
                                                               --------       --------        ---------
DIVIDENDS:
  Net investment income.....................................      (0.49)         (0.45)           (0.28)
                                                               --------       --------
  Total Dividends...........................................      (0.49)         (0.45)           (0.28)
                                                               --------       --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $10.18         $ 9.57           $10.05
                                                               ========       ========        =========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      11.69%         (0.30%)          (4.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................       $116            $76              $95
Ratio of expenses to average net assets.....................       1.76%          1.75%            1.79% (c)
Ratio of net investment income to average net assets........       4.92%          4.57%            4.01% (c)
Ratio of expenses to average net assets(d)..................       1.81%          1.80%            1.84% (c)
Portfolio turnover(e).......................................      14.06%         53.19%           74.03%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                        FOR THE YEARS ENDED MAY 31,
                                                          --------------------------------------------------------
                                                            2001        2000        1999        1998        1997
INSTITUTIONAL CLASS SHARES                                --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $28.83      $28.18      $24.98      $19.16      $15.29
                                                             -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income.................................      0.11        0.12        0.15        0.19        0.24
  Net realized and unrealized gains/(losses) on
    investments.........................................     (3.39)       1.41        4.30        6.00        4.13
                                                             -----       -----       -----       -----       -----
  Total from Investment Activities......................     (3.28)       1.53        4.45        6.19        4.37
                                                             -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income.................................     (0.10)      (0.11)      (0.15)      (0.19)      (0.25)
  Net realized gains....................................     (2.20)      (0.77)      (1.10)      (0.18)      (0.25)
                                                             -----       -----       -----       -----       -----
  Total Dividends.......................................     (2.30)      (0.88)      (1.25)      (0.37)      (0.50)
                                                             -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD..........................    $23.25      $28.83      $28.18      $24.98      $19.16
                                                             =====       =====       =====       =====       =====
TOTAL RETURN............................................    (12.02%)      5.35%      18.25%      32.53%      29.06%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).......................  $154,776    $290,637    $288,804    $259,585    $233,454
Ratio of expenses to average net assets.................      0.90%       0.87%       0.90%       0.91%       0.83%
Ratio of net investment income to average net assets....      0.38%       0.43%       0.58%       0.83%       1.43%
Ratio of expenses to average net assets.................      0.90%       0.87%       0.90%       0.91%       0.92%(a)
Portfolio turnover(b)...................................      2.51%       8.83%       7.20%       4.78%       1.41%

---------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                       FOR THE YEARS ENDED MAY 31,
                                                         --------------------------------------------------------
                                                           2001        2000        1999        1998        1997
CLASS A SHARES(A)                                        --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $28.78      $28.16      $24.97      $19.16      $15.29
                                                            -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income................................      0.05        0.05        0.09        0.13        0.20
  Net realized and unrealized gains/(losses) on
    investments........................................     (3.38)       1.40        4.30        5.99        4.13
                                                            -----       -----       -----       -----       -----
  Total from Investment Activities.....................     (3.33)       1.45        4.39        6.12        4.33
                                                            -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income................................     (0.07)      (0.06)      (0.10)      (0.13)      (0.21)
  Net realized gains...................................     (2.20)      (0.77)      (1.10)      (0.18)      (0.25)
                                                            -----       -----       -----       -----       -----
  Total Dividends......................................     (2.27)      (0.83)      (1.20)      (0.31)      (0.46)
                                                            -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD.........................    $23.18      $28.78      $28.16      $24.97      $19.16
                                                            =====       =====       =====       =====       =====
TOTAL RETURN (EXCLUDES SALES CHARGE)...................    (12.24%)      5.08%      17.92%      32.20%      28.75%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)......................   $43,028     $53,777     $59,045     $41,474     $19,531
Ratio of expenses to average net assets................      1.15%       1.12%       1.15%       1.16%       1.06%
Ratio of net investment income to average net assets...      0.17%       0.18%       0.33%       0.58%       1.18%
Ratio of expenses to average net assets................      1.25%(b)     1.12%      1.15%       1.16%       1.14%(b)
Portfolio turnover(c)..................................      2.51%       8.83%       7.20%       4.78%       1.41%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                FOR THE
                                                              FOR THE YEARS ENDED MAY 31,    PERIOD ENDED
                                                              ---------------------------       MAY 31,
                                                                  2001           2000           1999(A)
CLASS B SHARES                                                ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $28.55         $28.08           $23.12
                                                               --------       --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.13)         (0.13)           (0.02)
  Net realized and unrealized gains/(losses) on
    investments.............................................      (3.35)          1.37             6.11
                                                               --------       --------        ---------
  Total from Investment Activities..........................      (3.48)          1.24             6.09
                                                               --------       --------        ---------
DIVIDENDS:
  Net investment income.....................................      (0.01)            --            (0.03)
  Net realized gains........................................      (2.20)         (0.77)           (1.10)
                                                               --------       --------        ---------
  Total Dividends...........................................      (2.21)         (0.77)           (1.13)
                                                               --------       --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $22.86         $28.55           $28.08
                                                               ========       ========        =========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................     (12.87%)         4.31%           26.80% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................     $6,328         $7,189           $2,975
Ratio of expenses to average net assets.....................       1.90%          1.87%            1.88% (c)
Ratio of net investment loss to average net assets..........      (0.58%)        (0.57%)          (0.33%)(c)
Portfolio turnover(d).......................................       2.51%          8.83%            7.20%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                         FOR THE YEARS ENDED MAY 31,
                                                           -------------------------------------------------------
                                                            2001        2000        1999        1998        1997
INSTITUTIONAL CLASS                                        -------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $17.13      $18.61      $20.11      $16.71      $14.05
                                                             -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss)...........................    (0.01)      (0.00)*      0.06        0.08        0.13
  Net realized and unrealized gains/(losses) on
    investments..........................................     0.93        1.66       (0.34)       4.40        2.99
                                                             -----       -----       -----       -----       -----
  Total from Investment Activities.......................     0.92        1.66       (0.28)       4.48        3.12
                                                             -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income..................................       --          --       (0.06)      (0.08)      (0.13)
  Net realized gains.....................................    (2.46)      (3.14)      (1.16)      (1.00)      (0.33)
                                                             -----       -----       -----       -----       -----
  Total Dividends........................................    (2.46)      (3.14)      (1.22)      (1.08)      (0.46)
                                                             -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD...........................   $15.59      $17.13      $18.61      $20.11      $16.71
                                                             =====       =====       =====       =====       =====
Total Return.............................................     5.13%       8.55%      (1.06%)     27.15%      22.62%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)........................  $74,765     $95,307    $106,330    $168,116    $125,035
Ratio of expenses to average net assets..................     1.13%       1.11%       1.09%       1.07%       0.92%
Ratio of net investment income/(loss) to average net
  assets.................................................    (0.03%)     (0.03%)      0.34%       0.41%       0.89%
Ratio of expenses to average net assets..................     1.13%       1.11%       1.09%       1.07%       1.06%(a)
Portfolio turnover(b)....................................    62.14%      56.82%      33.27%      20.48%       7.72%

---------------

 * Less than $ 0.005 per share.

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                       FOR THE YEARS ENDED MAY 31,
                                                         --------------------------------------------------------
                                                           2001          2000       1999       1998        1997
CLASS A SHARES(A)                                        ---------      -------    -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD...................     $17.07       $18.59     $20.10     $16.72      $14.05
                                                             -----        -----      -----      -----       -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss).........................      (0.04)       (0.05)      0.02       0.03        0.09
  Net realized and unrealized gains/(losses) on
    investments........................................       0.92         1.67      (0.34)      4.39        3.00
                                                             -----        -----      -----      -----       -----
  Total from Investment Activities.....................       0.88         1.62      (0.32)      4.42        3.09
                                                             -----        -----      -----      -----       -----
DIVIDENDS:
  Net investment income................................         --           --      (0.03)     (0.03)      (0.09)
  In excess of net investment income...................         --           --         --      (0.01)         --
  Net realized gains...................................      (2.46)       (3.14)     (1.16)     (1.00)      (0.33)
                                                             -----        -----      -----      -----       -----
  Total Dividends......................................      (2.46)       (3.14)     (1.19)     (1.04)      (0.42)
                                                             -----        -----      -----      -----       -----
NET ASSET VALUE, END OF PERIOD.........................     $15.49       $17.07     $18.59     $20.10      $16.72
                                                             =====        =====      =====      =====       =====
TOTAL RETURN (EXCLUDES SALES CHARGE)...................       4.90%        8.27%     (1.31%)    26.82%      22.33%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)......................    $14,890      $16,708    $20,409    $19,298      $5,911
Ratio of expenses to average net assets................       1.38%        1.36%      1.35%      1.32%       1.19%
Ratio of net investment income/(loss) to average net
  assets...............................................      (0.27%)      (0.28%)     0.10%      0.16%       0.65%
Ratio of expenses to average net assets................       1.48%(b)     1.36%      1.35%      1.32%       1.30%(b)
Portfolio turnover(c)..................................      62.14%       56.82%     33.27%     20.48%       7.72%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                              FOR THE YEARS ENDED       FOR THE
                                                                    MAY 31,           PERIOD ENDED
                                                              --------------------      MAY 31,
                                                                2001        2000        1999(A)
CLASS B SHARES                                                --------    --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $16.82      $18.49          $16.40
                                                               ------      ------          ------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................    (0.17)      (0.11)          (0.06)
  Net realized and unrealized gains on investments..........     0.92        1.58            3.32
                                                               ------      ------          ------
  Total from Investment Activities..........................     0.75        1.47            3.26
                                                               ------      ------          ------
DIVIDENDS:
  Net investment income.....................................       --          --           (0.01)
  Net realized gains........................................    (2.46)      (3.14)          (1.16)
                                                               ------      ------          ------
  Total Dividends...........................................    (2.46)      (3.14)          (1.17)
                                                               ------      ------          ------
NET ASSET VALUE, END OF PERIOD..............................   $15.11      $16.82          $18.49
                                                               ======      ======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................     4.14%       7.37%          20.28%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................     $473        $449            $138
Ratio of expenses to average net assets.....................     2.13%       2.13%           2.10%(c)
Ratio of net investment loss to average net assets..........    (1.03%)     (1.07%)         (0.73%)(c)
Portfolio turnover(d).......................................    62.14%      56.82%          33.27%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                     FOR THE YEARS ENDED MAY 31,               FOR THE
                                                              ------------------------------------------    PERIOD ENDED
                                                                  2001           2000           1999       MAY 31, 1998(A)
INSTITUTIONAL CLASS                                           ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 8.32         $ 8.13         $ 9.92           $10.00
                                                               --------       --------       --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.04)         (0.04)         (0.03)           (0.03) (b)
  Net realized and unrealized gains/(losses) on
    investments.............................................       0.34           0.23          (1.68)           (0.05)
                                                               --------       --------       --------        ---------
  Total from Investment Activities..........................       0.30           0.19          (1.71)           (0.08)
                                                               --------       --------       --------        ---------
DIVIDENDS:
  Net realized gains........................................         --             --          (0.08)              --
                                                               --------       --------       --------        ---------
  Total Dividends...........................................         --             --          (0.08)              --
                                                               --------       --------       --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.62         $ 8.32         $ 8.13           $ 9.92
                                                               ========       ========       ========        =========
TOTAL RETURN................................................       3.61%          2.34%        (17.25%)          (0.80%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................    $33,896        $44,031        $54,722          $61,450
Ratio of expenses to average net assets.....................       1.29%          1.27%          1.40%            1.45% (d)
Ratio of net investment loss to average net assets..........      (0.46%)        (0.45%)        (0.36%)          (0.41%)(d)
Ratio of expenses to average net assets.....................       1.49% (e)      1.43% (e)      1.40%            1.45% (d)
Portfolio turnover(f).......................................      93.16%         69.64%         34.52%           12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                     FOR THE YEARS ENDED MAY 31,               FOR THE
                                                              ------------------------------------------    PERIOD ENDED
                                                                  2001           2000           1999       MAY 31, 1998(B)
CLASS A SHARES(A)                                             ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 8.26         $ 8.09         $ 9.91           $10.00
                                                               --------       --------       --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.06)         (0.07)         (0.05)           (0.04) (c)
  Net realized and unrealized gains/(losses) on
    investments.............................................       0.34           0.24          (1.69)           (0.05)
                                                               --------       --------       --------        ---------
  Total from Investment Activities..........................       0.28           0.17          (1.74)           (0.09)
                                                               --------       --------       --------        ---------
DIVIDENDS:
  Net realized gains........................................         --             --          (0.08)              --
                                                               --------       --------       --------        ---------
  Total Dividends...........................................         --             --          (0.08)              --
                                                               --------       --------       --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.54         $ 8.26         $ 8.09           $ 9.91
                                                               ========       ========       ========        =========
TOTAL RETURN (EXCLUDES SALES CHARGE)........................       3.39%          2.10%        (17.57%)          (0.90%)(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................     $3,786         $3,967         $5,071           $3,704
Ratio of expenses to average net assets.....................       1.54%          1.52%          1.65%            1.70% (e)
Ratio of net investment loss to average net assets..........      (0.70%)        (0.70%)        (0.61%)          (0.66%)(e)
Ratio of expenses to average net assets.....................       1.84% (f)      1.68% (f)      1.65%            1.70% (e)
Portfolio turnover(g).......................................      93.16%         69.64%         34.52%           12.28%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) Fund commenced operations on October 1, 1997.

(c) Calculated based on average shares during the period.

(d) Not annualized.

(e) Annualized.

(f) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                FOR THE
                                                              FOR THE YEARS ENDED MAY 31,    PERIOD ENDED
                                                              ---------------------------       MAY 31,
                                                                  2001           2000           1999(A)
CLASS B SHARES                                                ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 8.16         $ 8.06           $ 7.47
                                                               --------       --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.14)         (0.14)           (0.05)
  Net realized and unrealized gains on investments..........       0.36           0.24             0.72
                                                               --------       --------        ---------
  Total from Investment Activities..........................       0.22           0.10             0.67
                                                               --------       --------        ---------
DIVIDENDS:
  Net realized gains........................................         --             --            (0.08)
                                                               --------       --------        ---------
  Total Dividends...........................................         --             --            (0.08)
                                                               --------       --------        ---------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.38         $ 8.16           $ 8.06
                                                               ========       ========        =========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       2.70%          1.24%            8.95% (c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................        $47            $53              $48
Ratio of expenses to average net assets.....................       2.29%          2.27%            2.40% (d)
Ratio of net investment loss to average net assets..........      (1.45%)        (1.47%)          (1.40%)(d)
Ratio of expenses to average net assets.....................       2.49% (b)      2.43% (b)        2.40% (d)
Portfolio turnover(e).......................................      93.16%         69.64%           34.52%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE PERIOD ENDED
                                                                  MAY 31, 2001(a)
INSTITUTIONAL CLASS                                             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................           $10.00
                                                                 ------------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................            (0.01)
  Net realized and unrealized losses on investments.........            (2.10)
                                                                 ------------
  Total from Investment Activities..........................            (2.11)
                                                                 ------------
DIVIDENDS:
  Net investment income.....................................               --*
                                                                 ------------
  Total Dividends...........................................               --
                                                                 ------------
NET ASSET VALUE, END OF PERIOD..............................           $ 7.89
                                                                 ============
TOTAL RETURN................................................           (21.08%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................          $18,473
Ratio of expenses to average net assets.....................             1.25% (c)
Ratio of net investment income to average net assets........            (0.22%)(c)
Portfolio turnover(d).......................................           140.49%

---------------

 * Less than $0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE PERIOD ENDED
                                                                  MAY 31, 2001(a)
CLASS A SHARES                                                  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................           $10.00
                                                                 ------------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................            (0.02)
  Net realized and unrealized losses on investments.........            (2.11)
                                                                 ------------
  Total from Investment Activities..........................            (2.13)
                                                                 ------------
DIVIDENDS:
  Net investment income.....................................               --*
                                                                 ------------
  Total Dividends...........................................               --
                                                                 ------------
NET ASSET VALUE, END OF PERIOD..............................           $ 7.87
                                                                 ============
TOTAL RETURN (EXCLUDES SALES CHARGE)........................           (21.28%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................             $809
Ratio of expenses to average net assets.....................             1.50% (c)
Ratio of net investment loss to average net assets..........            (0.48%)(c)
Ratio of expenses to average net assets(d)..................             1.60% (c)
Portfolio turnover(e).......................................           140.49%

---------------

 * Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE YEAR ENDED
                                                                 MAY 31, 2001(a)
CLASS B SHARES                                                  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................          $10.00
                                                                 -----------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................           (0.06)
  Net realized and unrealized losses on investments.........           (2.10)
                                                                 -----------
  Total from Investment Activities..........................           (2.16)
                                                                 -----------
DIVIDENDS:
  Net investment income.....................................              --*
                                                                 -----------
  Total Dividends...........................................              --
                                                                 -----------
NET ASSET VALUE, END OF PERIOD..............................          $ 7.84
                                                                 ===========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................          (21.60%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................            $249
Ratio of expenses to average net assets.....................            2.25% (c)
Ratio of net investment loss to average net assets..........           (1.26%)(c)
Portfolio turnover(d).......................................          140.49%

---------------

 * Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund (separate portfolios constituting the Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 2001, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 20, 2001

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Financial Services, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-ANN 5008-5/01

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2001

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                Financial Services, Inc.
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.